UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. Each remaining series of the Registrant has a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
February 28, 2017
MFS®  Aggressive Growth Allocation Fund

Portfolio of Investments
2/28/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Commodity Strategy Fund - Class R6 (v)	13,532,989	$ 81,468,596
MFS Emerging Markets Equity Fund - Class R6	1,141,593	32,969,198
MFS Global Real Estate Fund - Class R6	5,515,945	83,070,138
MFS Growth Fund - Class R6	2,674,117	216,496,536
MFS International Growth Fund - Class R6	4,819,284	131,903,799
MFS International New Discovery Fund - Class R6	2,253,178	66,220,902
MFS International Value Fund - Class R6	3,604,695	131,895,773
MFS Mid Cap Growth Fund - Class R6	10,761,392	165,725,430
MFS Mid Cap Value Fund - Class R6	7,331,628	166,281,331
MFS New Discovery Fund - Class R6	1,492,151	41,153,531
MFS New Discovery Value Fund - Class R6	2,746,880	41,422,951
MFS Research Fund - Class R6	3,776,169	150,064,973
MFS Research International Fund - Class R6	8,336,359	131,547,747
MFS Value Fund - Class R6	5,724,014	217,169,081
Total Underlying Affiliated Funds		$1,657,389,986
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.64% (v)	383,143	$ 383,143
Total Investments		$1,657,773,129
Other Assets, Less Liabilities – (0.0)%		(95,626)
Net Assets – 100.0%		$1,657,677,503
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,657,773,129	$—	$—	$1,657,773,129
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$1,101,117,920
Gross unrealized appreciation	580,665,869
Gross unrealized depreciation	(24,010,660)
Net unrealized appreciation (depreciation)	$556,655,209
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,358,062	748,543	(1,573,616)	13,532,989
MFS Emerging Markets Equity Fund	1,321,744	34,485	(214,636)	1,141,593
MFS Global Real Estate Fund	5,242,303	677,847	(404,205)	5,515,945
MFS Growth Fund	2,947,380	55,903	(329,166)	2,674,117
MFS Institutional Money Market Portfolio	141	44,112,434	(43,729,432)	383,143
MFS International Growth Fund	5,085,345	184,836	(450,897)	4,819,284
MFS International New Discovery Fund	2,331,370	141,731	(219,923)	2,253,178
MFS International Value Fund	3,779,548	168,113	(342,966)	3,604,695
MFS Mid Cap Growth Fund	11,402,681	596,515	(1,237,804)	10,761,392
MFS Mid Cap Value Fund	8,372,303	144,540	(1,185,215)	7,331,628
MFS New Discovery Fund	1,742,585	47,457	(297,891)	1,492,151
MFS New Discovery Value Fund	3,291,568	143,638	(688,326)	2,746,880
MFS Research Fund	4,100,376	222,744	(546,951)	3,776,169
MFS Research International Fund	8,759,991	390,836	(814,468)	8,336,359
MFS Value Fund	6,336,496	266,868	(879,350)	5,724,014
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(6,257,885)	$—	$493,460	$81,468,596
MFS Emerging Markets Equity Fund	(954,456)	—	268,452	32,969,198
MFS Global Real Estate Fund	216,742	3,503,685	3,756,179	83,070,138
MFS Growth Fund	1,801,412	3,260,619	247,932	216,496,536
MFS Institutional Money Market Portfolio	55	—	1,538	383,143
MFS International Growth Fund	(34,402)	—	1,814,039	131,903,799
MFS International New Discovery Fund	176,890	663,827	1,046,526	66,220,902
MFS International Value Fund	975,497	—	2,518,253	131,895,773
MFS Mid Cap Growth Fund	1,040,326	8,291,450	—	165,725,430
MFS Mid Cap Value Fund	1,732,737	—	2,457,960	166,281,331
MFS New Discovery Fund	(335,510)	893,852	—	41,153,531
MFS New Discovery Value Fund	725,162	1,084,989	771,914	41,422,951
MFS Research Fund	701,880	6,396,378	1,889,638	150,064,973
MFS Research International Fund	(1,517,210)	—	2,697,274	131,547,747
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Value Fund	$1,580,306	$3,614,623	$3,766,545	$217,169,081
	$(148,456)	$27,709,423	$21,729,710	$1,657,773,129
4

QUARTERLY REPORT
February 28, 2017
MFS®  Conservative Allocation Fund

Portfolio of Investments
2/28/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Absolute Return Fund - Class R6	6,225,015	$ 59,013,142
MFS Commodity Strategy Fund - Class R6 (v)	4,853,116	29,215,761
MFS Emerging Markets Debt Fund - Class R6	6,007,473	88,670,300
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,676,773	58,915,287
MFS Global Bond Fund - Class R6	17,269,229	147,651,910
MFS Global Real Estate Fund - Class R6	1,959,220	29,505,846
MFS Government Securities Fund - Class R6	30,021,493	295,111,272
MFS Growth Fund - Class R6	2,186,113	176,987,709
MFS High Income Fund - Class R6	42,758,100	147,943,027
MFS Inflation-Adjusted Bond Fund - Class R6	28,319,787	295,092,177
MFS International Growth Fund - Class R6	2,154,246	58,961,707
MFS International Value Fund - Class R6	1,612,146	58,988,409
MFS Limited Maturity Fund - Class R6	49,454,133	294,746,638
MFS Mid Cap Growth Fund - Class R6	7,643,731	117,713,462
MFS Mid Cap Value Fund - Class R6	5,195,104	117,824,964
MFS New Discovery Fund - Class R6	1,058,615	29,196,609
MFS New Discovery Value Fund - Class R6	1,949,255	29,394,774
MFS Research Fund - Class R6	4,455,645	177,067,330
MFS Research International Fund - Class R6	7,465,907	117,812,013
MFS Total Return Bond Fund - Class R6	41,623,072	442,869,484
MFS Value Fund - Class R6	4,666,514	177,047,530
Total Underlying Affiliated Funds		$2,949,729,351
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.64% (v)	137	$ 137
Total Investments		$2,949,729,488
Other Assets, Less Liabilities – 0.1%		1,641,353
Net Assets – 100.0%		$2,951,370,841
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,949,729,488	$—	$—	$2,949,729,488
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$2,489,631,981
Gross unrealized appreciation	497,222,110
Gross unrealized depreciation	(37,124,603)
Net unrealized appreciation (depreciation)	$460,097,507
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,522,561	189,417	(486,963)	6,225,015
MFS Commodity Strategy Fund	5,226,413	412,266	(785,563)	4,853,116
MFS Emerging Markets Debt Fund	6,351,068	297,432	(641,027)	6,007,473
MFS Emerging Markets Debt Local Currency Fund	9,044,477	626,112	(993,816)	8,676,773
MFS Global Bond Fund	17,116,519	981,338	(828,628)	17,269,229
MFS Global Real Estate Fund	1,903,942	297,173	(241,895)	1,959,220
MFS Government Securities Fund	29,874,026	1,540,187	(1,392,720)	30,021,493
MFS Growth Fund	2,474,949	68,102	(356,938)	2,186,113
MFS High Income Fund	46,778,743	2,044,962	(6,065,605)	42,758,100
MFS Inflation-Adjusted Bond Fund	28,936,086	1,222,317	(1,838,616)	28,319,787
MFS Institutional Money Market Portfolio	92	78,637,468	(78,637,423)	137
MFS International Growth Fund	2,317,959	122,165	(285,878)	2,154,246
MFS International Value Fund	1,718,704	91,955	(198,513)	1,612,146
MFS Limited Maturity Fund	50,670,225	2,133,269	(3,349,361)	49,454,133
MFS Mid Cap Growth Fund	8,289,975	582,520	(1,228,764)	7,643,731
MFS Mid Cap Value Fund	6,092,641	192,348	(1,089,885)	5,195,104
MFS New Discovery Fund	1,271,645	60,483	(273,513)	1,058,615
MFS New Discovery Value Fund	2,400,988	142,001	(593,734)	1,949,255
MFS Research Fund	4,970,787	304,426	(819,568)	4,455,645
MFS Research International Fund	7,988,842	389,494	(912,429)	7,465,907
MFS Total Return Bond Fund	42,336,561	1,628,949	(2,342,438)	41,623,072
MFS Value Fund	5,320,121	284,914	(938,521)	4,666,514
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(269,904)	$—	$413,081	$59,013,142
MFS Commodity Strategy Fund	(3,077,985)	—	180,775	29,215,761
MFS Emerging Markets Debt Fund	(475,995)	—	3,318,554	88,670,300
MFS Emerging Markets Debt Local Currency Fund	(1,195,744)	—	2,062,539	58,915,287
MFS Global Bond Fund	(1,393,324)	—	1,964,514	147,651,910
MFS Global Real Estate Fund	79,601	1,308,487	1,402,785	29,505,846
MFS Government Securities Fund	(666,802)	—	6,268,844	295,111,272
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$5,759,481	$2,761,909	$207,763	$176,987,709
MFS High Income Fund	(1,273,982)	—	6,473,095	147,943,027
MFS Inflation-Adjusted Bond Fund	(1,431,742)	—	4,760,943	295,092,177
MFS Institutional Money Market Portfolio	47	—	2,682	137
MFS International Growth Fund	200,377	—	848,879	58,961,707
MFS International Value Fund	494,122	—	1,180,337	58,988,409
MFS Limited Maturity Fund	(876,861)	—	3,437,472	294,746,638
MFS Mid Cap Growth Fund	1,066,674	6,067,290	—	117,713,462
MFS Mid Cap Value Fund	2,836,637	—	1,772,019	117,824,964
MFS New Discovery Fund	399,835	649,404	—	29,196,609
MFS New Discovery Value Fund	999,000	777,662	552,496	29,394,774
MFS Research Fund	1,745,243	7,771,959	2,296,016	177,067,330
MFS Research International Fund	(880,741)	—	2,525,611	117,812,013
MFS Total Return Bond Fund	(416,182)	—	10,232,592	442,869,484
MFS Value Fund	3,818,059	3,033,751	3,167,652	177,047,530
	$5,439,814	$22,370,462	$53,068,649	$2,949,729,488
4

QUARTERLY REPORT

February 28, 2017

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.5%
Airlines - 0.4%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	22,150	$3,506,790

Alcoholic Beverages - 3.0%
AmBev S.A., ADR	2,639,058	$15,016,240
Becle S.A.B. de C.V. (a)	524,800	860,670
China Resources Enterprise Ltd. (a)	4,872,000	11,058,321

		$26,935,231
Apparel Manufacturers - 2.2%
Global Brands Group Holding Ltd. (a)	58,026,000	$6,802,053
Stella International Holdings	4,619,500	6,557,716
Titan Co. Ltd.	1,046,707	6,858,946

		$20,218,715
Automotive - 1.3%
Ford Otomotiv Sanayi A.S.	503,081	$5,062,468
Kia Motors Corp.	193,553	6,547,338

		$11,609,806
Business Services - 2.4%
Cognizant Technology Solutions Corp., “A” (a)	274,406	$16,264,044
Eurocash S.A.	700,431	5,719,703

		$21,983,747
Cable TV - 1.4%
Naspers Ltd.	80,518	$12,875,944

Computer Software - Systems - 2.6%
EPAM Systems, Inc. (a)	126,048	$9,280,914
Globant S.A. (a)	253,903	9,216,679
Linx S.A.	889,200	4,736,112

		$23,233,705
Construction - 1.5%
Techtronic Industries Co. Ltd.	3,808,500	$13,638,756

Consumer Products - 2.5%
Dabur India Ltd.	1,927,330	$7,998,916
Hengan International Group Co. Ltd.	1,728,500	14,762,466

		$22,761,382
Consumer Services - 5.7%
51job, Inc., ADR (a)	295,475	$10,622,326
China Maple Leaf Educational Systems	7,329,000	4,843,263
Ctrip.com International Ltd., ADR (a)	224,106	10,631,589
Kroton Educacional S.A.	1,572,900	6,911,457
MakeMyTrip Ltd. (a)	275,641	8,985,897
SEEK Ltd.	747,464	8,991,636

		$50,986,168
Electronics - 10.8%
ASM Pacific Technology Ltd.	382,800	$4,761,022
Samsung Electronics Co. Ltd.	30,558	51,941,168

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	6,714,695	$41,040,392

		$97,742,582
Energy - Independent - 1.4%
Gran Tierra Energy, Inc. (a)	2,651,528	$7,067,015
Ultrapar Participacoes S.A.	246,740	5,187,013

		$12,254,028
Energy - Integrated - 2.5%
LUKOIL PJSC, ADR	426,719	$22,616,107

Engineering - Construction - 0.4%
Mills Estruturas e Servicos de Engenharia S.A. (a)	2,465,584	$3,360,359

Food & Beverages - 3.5%
AVI Ltd.	1,793,440	$13,022,692
BRF S.A.	517,410	6,755,768
Orion Corp.	8,950	5,651,382
Tingyi (Cayman Islands) Holding Corp.	5,824,000	6,527,045

		$31,956,887
Food & Drug Stores - 2.3%
Clicks Group Ltd.	1,113,078	$10,903,794
Dairy Farm International Holdings Ltd.	756,000	6,448,680
Lenta Ltd., GDR (a)(n)	544,139	3,613,083

		$20,965,557
Forest & Paper Products - 0.5%
Fibria Celulose S.A.	515,707	$4,406,137

Furniture & Appliances - 1.4%
Coway Co. Ltd.	156,703	$12,403,200

General Merchandise - 0.8%
S.A.C.I. Falabella	902,541	$7,374,199

Health Maintenance Organizations - 1.4%
OdontoPrev S.A.	1,327,371	$5,098,709
Qualicorp S.A.	1,146,461	7,263,499

		$12,362,208
Insurance - 2.3%
AIA Group Ltd.	2,477,200	$15,652,225
Brasil Insurance Participacoes e Administracao S.A. (a)	51,505	322,341
Samsung Fire & Marine Insurance Co. Ltd.	20,993	4,734,216

		$20,708,782
Internet - 8.5%
Alibaba Group Holding Ltd., ADR (a)	336,133	$34,588,086
Baidu, Inc., ADR (a)	83,882	14,606,373
NAVER Corp.	13,526	9,282,490
Tencent Holdings Ltd.	695,100	18,535,045

		$77,011,994

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 3.8%
China Construction Bank	26,655,490	$21,941,360
Industrial & Commercial Bank of China, “H”	18,498,000	12,128,820

		$34,070,180
Metals & Mining - 0.9%
Iluka Resources Ltd.	1,548,864	$8,051,346

Natural Gas - Distribution - 1.3%
China Resources Gas Group Ltd.	3,486,000	$10,642,698
Infraestructura Energetica Nova, S.A. de C.V.	157,371	673,065

		$11,315,763
Network & Telecom - 0.7%
VTech Holdings Ltd.	558,500	$6,302,361

Oil Services - 0.8%
Lamprell PLC (a)	5,515,614	$6,809,831

Other Banks & Diversified Financials - 15.6%
Banco Bradesco S.A., ADR	1,113,686	$11,771,661
Banco Santander Chile, ADR	152,467	3,351,225
Bancolombia S.A., ADR	158,880	5,934,168
Credicorp Ltd.	29,648	4,880,654
E.Sun Financial Holding Co. Ltd.	16,794,849	10,194,930
Grupo Financiero Banorte S.A. de C.V.	901,642	4,480,947
Grupo Financiero Inbursa S.A. de C.V.	5,705,764	8,144,803
Housing Development Finance Corp. Ltd.	1,277,842	26,240,111
Kasikornbank Co. Ltd.	1,759,700	9,603,726
Komercni Banka A.S.	89,437	3,215,825
Kotak Mahindra Bank Ltd.	1,329,273	15,980,663
PT Bank Central Asia Tbk	4,340,000	5,027,969
Public Bank Berhad	1,765,151	7,935,228
Sberbank of Russia	1,863,324	4,982,491
Shriram Transport Finance Co. Ltd.	686,847	9,565,800
Turkiye Sinai Kalkinma Bankasi A.S.	11,377,099	4,626,997
Union National Bank	4,206,725	5,017,142

		$140,954,340
Pharmaceuticals - 1.2%
Genomma Lab Internacional S.A., “B” (a)	9,398,330	$10,800,958

Real Estate - 2.3%
Aldar Properties PJSC	7,825,227	$5,113,831
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	4,892,467	3,628,289
Hang Lung Properties Ltd.	4,762,000	12,023,239

		$20,765,359
Restaurants - 2.7%
Alsea S.A.B. de C.V.	1,438,332	$4,055,521
Jollibee Foods Corp.	1,157,270	4,650,744
Yum China Holdings, Inc. (a)	603,306	16,041,907

		$24,748,172

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 1.5%
Astra Argo Lestari	5,621,000	$6,301,286
PTT Global Chemical PLC	3,576,300	7,300,035

		$13,601,321
Specialty Stores - 2.1%
Dufry AG (a)	130,799	$18,870,688

Telephone Services - 0.6%
PT XL Axiata Tbk (a)	25,172,250	$5,643,748

Tobacco - 1.7%
ITC Ltd.	2,587,331	$10,168,029
PT Hanjaya Mandala Sampoerna Tbk	18,489,000	5,365,359

		$15,533,388
Trucking - 1.1%
Imperial Holdings, Ltd.	757,148	$9,645,087

Utilities - Electric Power - 1.4%
CESC Ltd.	975,191	$12,283,661
Total Common Stocks		$870,308,487

Preferred Stocks - 0.8%
Forest & Paper Products - 0.8%
Suzano Papel e Celulose S.A.	1,597,000	$6,904,420

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.64% (v)	14,841,485	$14,841,485
Total Investments		$892,054,392

Other Assets, Less Liabilities - 1.1%		9,858,276
Net Assets - 100.0%		$901,912,668

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,613,083, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

For further information regarding security characteristics, see the Portfolio of Investments.

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$186,929,299	$—	$—	$186,929,299
India	98,082,023	—	—	98,082,023
South Korea	90,559,794	—	—	90,559,794
Brazil	77,733,716	—	—	77,733,716
Hong Kong	72,186,052	—	—	72,186,052
Taiwan	10,194,930	41,040,392	—	51,235,322
South Africa	46,447,517	—	—	46,447,517
Mexico	36,151,043	—	—	36,151,043
Russia	22,616,107	8,595,574	—	31,211,681
Other Countries	179,376,425	7,300,035	—	186,676,460
Mutual Funds	14,841,485	—	—	14,841,485
Total Investments	$835,118,391	$56,936,001	$—	$892,054,392

5

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $267,412,143 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$811,159,600
Gross unrealized appreciation	138,109,002
Gross unrealized depreciation	(57,214,210)
Net unrealized appreciation (depreciation)	$80,894,792

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,106,189	188,534,267	(184,798,971)	14,841,485

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$6	$—	$44,877	$14,841,485

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2017, are as follows:

China	20.8%
India	10.9%
South Korea	10.1%
Brazil	8.7%
Hong Kong	8.1%
Taiwan	5.7%
South Africa	5.2%
United States	5.0%
Mexico	4.0%
Other Countries	21.5%

6

QUARTERLY REPORT
February 28, 2017
MFS®  Growth
Allocation Fund

Portfolio of Investments
2/28/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.8%
MFS Absolute Return Fund - Class R6	5,258,378	$ 49,849,422
MFS Commodity Strategy Fund - Class R6 (v)	32,887,758	197,984,301
MFS Emerging Markets Debt Fund - Class R6	10,240,889	151,155,520
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,791,109	100,431,629
MFS Emerging Markets Equity Fund - Class R6	1,733,468	50,062,564
MFS Global Bond Fund - Class R6	11,566,355	98,892,337
MFS Global Real Estate Fund - Class R6	10,058,509	151,481,139
MFS Growth Fund - Class R6	6,862,410	555,580,689
MFS High Income Fund - Class R6	72,783,701	251,831,606
MFS Inflation-Adjusted Bond Fund - Class R6	23,978,705	249,858,101
MFS International Growth Fund - Class R6	9,176,575	251,162,871
MFS International New Discovery Fund - Class R6	3,432,066	100,868,429
MFS International Value Fund - Class R6	6,866,416	251,242,166
MFS Mid Cap Growth Fund - Class R6	29,426,738	453,171,771
MFS Mid Cap Value Fund - Class R6	20,015,416	453,949,638
MFS New Discovery Fund - Class R6	3,627,581	100,048,671
MFS New Discovery Value Fund - Class R6	6,670,312	100,588,305
MFS Research Fund - Class R6	10,178,843	404,507,206
MFS Research International Fund - Class R6	22,232,348	350,826,454
MFS Total Return Bond Fund - Class R6	14,091,214	149,930,522
MFS Value Fund - Class R6	14,672,761	556,684,546
Total Underlying Affiliated Funds		$5,030,107,887
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.64% (v)	8,349,380	$ 8,349,380
Total Investments		$5,038,457,267
Other Assets, Less Liabilities – 0.0%		2,363,764
Net Assets – 100.0%		$5,040,821,031
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,038,457,267	$—	$—	$5,038,457,267
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$3,712,073,479
Gross unrealized appreciation	1,421,963,107
Gross unrealized depreciation	(95,579,319)
Net unrealized appreciation (depreciation)	$1,326,383,788
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,510,059	157,226	408,907	5,258,378
MFS Commodity Strategy Fund	35,957,419	1,005,930	4,075,591	32,887,758
MFS Emerging Markets Debt Fund	10,881,028	507,149	1,147,288	10,240,889
MFS Emerging Markets Debt Local Currency Fund	15,417,229	859,931	1,486,051	14,791,109
MFS Emerging Markets Equity Fund	2,034,347	41,254	342,133	1,733,468
MFS Global Bond Fund	11,714,964	525,476	674,085	11,566,355
MFS Global Real Estate Fund	9,842,225	1,119,914	903,630	10,058,509
MFS Growth Fund	7,713,895	131,070	982,555	6,862,410
MFS High Income Fund	80,185,270	3,315,765	10,717,334	72,783,701
MFS Inflation-Adjusted Bond Fund	24,575,727	897,974	1,494,996	23,978,705
MFS Institutional Money Market Portfolio	28	88,966,787	80,617,435	8,349,380
MFS International Growth Fund	9,837,458	243,845	904,728	9,176,575
MFS International New Discovery Fund	3,615,031	147,697	330,662	3,432,066
MFS International Value Fund	7,335,571	211,173	680,328	6,866,416
MFS Mid Cap Growth Fund	31,841,031	1,590,465	4,004,758	29,426,738
MFS Mid Cap Value Fund	23,487,214	331,105	3,802,903	20,015,416
MFS New Discovery Fund	4,310,449	86,525	769,393	3,627,581
MFS New Discovery Value Fund	8,221,872	325,101	1,876,661	6,670,312
MFS Research Fund	11,333,268	606,093	1,760,518	10,178,843
MFS Research International Fund	23,562,094	703,831	2,033,577	22,232,348
MFS Total Return Bond Fund	14,372,329	575,101	856,216	14,091,214
MFS Value Fund	16,728,930	637,259	2,693,428	14,672,761
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(197,036)	$—	$345,815	$49,849,422
MFS Commodity Strategy Fund	(16,473,479)	—	1,221,371	197,984,301
MFS Emerging Markets Debt Fund	(1,195,420)	—	5,604,656	151,155,520
MFS Emerging Markets Debt Local Currency Fund	(1,661,243)	—	3,471,023	100,431,629
MFS Emerging Markets Equity Fund	(1,705,838)	—	418,618	50,062,564
MFS Global Bond Fund	(1,057,574)	—	1,318,930	98,892,337
MFS Global Real Estate Fund	268,222	7,642,500	5,845,258	151,481,139
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$6,454,036	$8,552,719	$649,255	$555,580,689
MFS High Income Fund	(3,604,126)	—	10,959,447	251,831,606
MFS Inflation-Adjusted Bond Fund	(1,118,862)	—	3,967,554	249,858,101
MFS Institutional Money Market Portfolio	9	—	10,814	8,349,380
MFS International Growth Fund	(261,193)	—	3,525,791	251,162,871
MFS International New Discovery Fund	186,892	1,035,062	1,631,777	100,868,429
MFS International Value Fund	2,005,615	252,819	4,639,730	251,242,166
MFS Mid Cap Growth Fund	3,310,108	23,083,906	—	453,171,771
MFS Mid Cap Value Fund	6,084,568	285,881	6,516,349	453,949,638
MFS New Discovery Fund	(866,279)	2,201,268	—	100,048,671
MFS New Discovery Value Fund	2,209,568	3,932,272	627,539	100,588,305
MFS Research Fund	2,093,359	17,566,435	5,189,530	404,507,206
MFS Research International Fund	(4,174,483)	—	7,367,950	350,826,454
MFS Total Return Bond Fund	(157,239)	—	3,441,419	149,930,522
MFS Value Fund	5,534,472	9,436,255	9,898,724	556,684,546
	$(4,325,923)	$73,989,117	$76,651,550	$5,038,457,267
4

QUARTERLY REPORT

February 28, 2017

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.6%
MFS Emerging Markets Equity Fund - Class R6	21,653,819	$625,362,280
MFS International Growth Fund - Class R6	57,121,144	1,563,405,699
MFS International New Discovery Fund - Class R6	21,278,063	625,362,280
MFS International Value Fund - Class R6	42,727,677	1,563,405,699
MFS Research International Fund - Class R6	118,890,167	1,876,086,839
Total Underlying Affiliated Funds		$6,253,622,797

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.64% (v)	29,943,964	$29,943,964
Total Investments		$6,283,566,761

Other Assets, Less Liabilities - (0.1)%		(3,156,203)
Net Assets - 100.0%		$6,280,410,558

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,283,566,761	$—	$—	$6,283,566,761

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,916,904,025
Gross unrealized appreciation	420,879,248
Gross unrealized depreciation	(54,216,512)
Net unrealized appreciation (depreciation)	$366,662,736

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	18,783,411	4,369,903	(1,499,495)	21,653,819
MFS Institutional Money Market Portfolio	164,624	289,661,020	(259,881,680)	29,943,964
MFS International Growth Fund	44,577,045	13,518,067	(973,968)	57,121,144
MFS International New Discovery Fund	16,301,305	5,355,571	(378,813)	21,278,063
MFS International Value Fund	33,079,821	10,557,187	(909,331)	42,727,677
MFS Research International Fund	92,084,541	28,147,148	(1,341,522)	118,890,167

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$1,939,964	$—	$4,697,045	$625,362,280
MFS Institutional Money Market Portfolio	—	—	25,697	29,943,964
MFS International Growth Fund	7,475,245	—	19,580,511	1,563,405,699
MFS International New Discovery Fund	3,970,185	5,802,283	9,147,309	625,362,280
MFS International Value Fund	11,759,879	—	27,348,239	1,563,405,699
MFS Research International Fund	3,924,015	—	34,471,285	1,876,086,839

	$29,069,288	$5,802,283	$95,270,086	$6,283,566,761

3

QUARTERLY REPORT

February 28, 2017

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.8%
Aerospace - 1.0%
Rolls-Royce Holdings PLC	4,048,640	$39,536,957

Alcoholic Beverages - 5.3%
AmBev S.A., ADR	4,144,388	$23,581,568
Carlsberg A.S., “B”	397,431	34,918,263
Diageo PLC	2,380,213	66,985,107
Pernod Ricard S.A.	817,292	93,423,997

		$218,908,935
Apparel Manufacturers - 4.8%
Burberry Group PLC	1,701,646	$36,444,281
Kering S.A.	230,569	56,119,809
LVMH Moet Hennessy Louis Vuitton SE	509,848	102,328,140

		$194,892,230
Broadcasting - 2.0%
Publicis Groupe S.A.	441,806	$29,781,961
WPP PLC	2,257,848	53,147,326

		$82,929,287
Business Services - 8.1%
Accenture PLC, “A”	886,118	$108,549,455
Amadeus IT Holding S.A.	1,289,619	59,983,963
Brenntag AG	705,772	40,465,225
Compass Group PLC	2,993,081	55,635,202
Experian Group Ltd.	1,517,864	30,078,568
Intertek Group PLC	894,890	39,164,672

		$333,877,085
Computer Software - 4.3%
Dassault Systems S.A.	571,118	$46,122,360
OBIC Co. Ltd.	576,800	26,851,787
SAP AG	1,105,887	103,040,118

		$176,014,265
Computer Software - Systems - 1.6%
NICE Systems Ltd., ADR	967,101	$66,004,643

Construction - 0.9%
Toto Ltd.	926,000	$35,648,672

Consumer Products - 5.3%
L’Oréal	478,263	$88,946,194
Reckitt Benckiser Group PLC	924,477	83,867,226
Shiseido Co. Ltd.	942,200	24,782,598
Uni-Charm Corp.	918,000	20,632,427

		$218,228,445
Containers - 0.6%
Brambles Ltd.	3,462,763	$24,717,125

Electrical Equipment - 5.3%
Keyence Corp.	72,900	$28,200,935
Legrand S.A.	286,674	16,163,036

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Mettler-Toledo International, Inc. (a)	149,353	$71,124,886
Prysmian S.p.A.	1,356,392	34,501,433
Schneider Electric S.A.	979,483	66,296,338

		$216,286,628
Electronics - 3.4%
MediaTek, Inc.	2,325,000	$16,853,572
Mellanox Technologies Ltd. (a)	227,907	11,030,699
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,557,182	111,944,518

		$139,828,789
Energy - Independent - 0.6%
Oil Search Ltd.	4,906,098	$26,255,310

Energy - Integrated - 0.8%
Suncor Energy, Inc.	1,067,424	$33,231,428

Food & Beverages - 5.8%
Danone S.A.	1,152,902	$76,409,768
Nestle S.A.	2,175,843	160,856,616

		$237,266,384
Food & Drug Stores - 1.4%
Dairy Farm International Holdings Ltd.	1,420,100	$12,113,453
Sundrug Co. Ltd.	661,200	43,493,418

		$55,606,871
Gaming & Lodging - 1.1%
Paddy Power Betfair PLC	399,286	$43,723,828

Insurance - 2.7%
AIA Group Ltd.	17,322,400	$109,451,844

Internet - 3.4%
Alibaba Group Holding Ltd., ADR (a)	805,435	$82,879,262
Baidu, Inc., ADR (a)	220,831	38,453,302
NAVER Corp.	28,950	19,867,522

		$141,200,086
Machinery & Tools - 1.6%
GEA Group AG	763,617	$29,721,758
Ritchie Bros. Auctioneers, Inc.	420,020	14,135,593
Weir Group PLC	993,612	23,215,954

		$67,073,305
Major Banks - 3.1%
HSBC Holdings PLC	6,432,781	$51,604,394
UBS AG	4,805,072	74,012,509

		$125,616,903
Medical & Health Technology & Services - 1.4%
Fresenius Medical Care AG & Co. KGaA	682,595	$56,802,708

Medical Equipment - 4.2%
Essilor International S.A.	366,467	$41,987,609
QIAGEN N.V.	958,640	27,319,175

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Smith & Nephew PLC	1,986,950	$29,857,295
Sonova Holding AG	181,232	23,800,967
Terumo Corp.	1,467,800	50,888,611

		$173,853,657
Network & Telecom - 0.8%
LM Ericsson Telephone Co., “B”	4,899,576	$31,889,093

Other Banks & Diversified Financials - 6.9%
Aeon Credit Service Co. Ltd.	1,480,000	$28,639,637
Credicorp Ltd.	202,455	33,328,142
DBS Group Holdings Ltd.	3,487,400	46,609,820
Element Fleet Management Corp.	1,670,584	17,696,971
Grupo Financiero Banorte S.A. de C.V.	5,103,348	25,362,432
Grupo Financiero Inbursa S.A. de C.V.	6,363,389	9,083,543
HDFC Bank Ltd.	4,238,412	91,297,181
Julius Baer Group Ltd.	666,577	32,620,361

		$284,638,087
Pharmaceuticals - 8.8%
Bayer AG	696,876	$76,632,433
Novartis AG	1,310,188	102,273,848
Novo Nordisk A.S., “B”	808,742	28,722,077
Roche Holding AG	623,628	151,940,829

		$359,569,187
Railroad & Shipping - 2.5%
Canadian National Railway Co.	1,474,991	$102,910,122

Restaurants - 1.4%
Whitbread PLC	889,862	$42,235,096
Yum China Holdings, Inc. (a)	507,253	13,487,857

		$55,722,953
Specialty Chemicals - 6.5%
Akzo Nobel N.V.	736,194	$49,376,959
Croda International PLC	697,302	30,352,878
L’Air Liquide S.A.	518,671	55,991,990
Linde AG	284,555	46,228,495
Nippon Paint Holdings Co. Ltd.	580,200	18,721,127
Sika AG	4,176	23,512,998
Symrise AG	645,093	40,123,070

		$264,307,517
Telecommunications - Wireless - 1.0%
SoftBank Corp.	543,600	$40,460,930

Tobacco - 1.8%
ITC Ltd.	6,782,920	$26,656,399
Japan Tobacco, Inc.	1,473,200	49,266,210

		$75,922,609
Trucking - 0.4%
Yamato Holdings Co. Ltd.	687,900	$15,029,156
Total Common Stocks		$4,047,405,039

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.64% (v)	34,715,146	$34,715,146
Total Investments		$4,082,120,185

Other Assets, Less Liabilities - 0.3%		12,575,667
Net Assets - 100.0%		$4,094,695,852

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$673,571,202	$—	$—	$673,571,202
United Kingdom	582,124,959	—	—	582,124,959
Switzerland	569,018,129	—	—	569,018,129
Germany	420,332,982	—	—	420,332,982
Japan	382,615,507	—	—	382,615,507
United States	190,705,039	—	—	190,705,039
Canada	167,974,113	—	—	167,974,113
China	134,820,421	—	—	134,820,421
Taiwan	111,944,518	16,853,572	—	128,798,090
Other Countries	797,444,597	—	—	797,444,597
Mutual Funds	34,715,146	—	—	34,715,146
Total Investments	$4,065,266,613	$16,853,572	$—	$4,082,120,185

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $688,145,163 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,389,817,561
Gross unrealized appreciation	820,927,854
Gross unrealized depreciation	(128,625,230)
Net unrealized appreciation (depreciation)	$692,302,624

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,170,559	440,839,469	(437,294,882)	34,715,146

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(627)	$—	$135,954	$34,715,146

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2017, are as follows:

France	16.4%
United Kingdom	14.2%
Switzerland	13.9%
Germany	10.2%
Japan	9.3%
United States	6.0%
Canada	4.1%
China	3.3%
Taiwan	3.1%
Other Countries	19.5%

6

QUARTERLY REPORT

February 28, 2017

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 94.0%
Aerospace - 0.1%
Cobham PLC (a)	20,651,448	$30,699,172

Alcoholic Beverages - 3.5%
Heineken N.V.	4,680,571	$386,274,506
Pernod Ricard S.A.	4,416,769	504,877,343

		$891,151,849
Apparel Manufacturers - 0.7%
Compagnie Financiere Richemont S.A.	2,412,028	$177,717,003

Automotive - 0.3%
USS Co. Ltd.	4,449,500	$76,201,326

Brokerage & Asset Managers - 0.7%
Daiwa Securities Group, Inc.	15,433,000	$97,849,712
IG Group Holdings PLC	11,834,655	78,638,362

		$176,488,074
Business Services - 11.7%
Amadeus IT Holding S.A.	8,907,611	$414,319,120
Brenntag AG	3,581,290	205,332,185
Bunzl PLC	15,132,997	423,439,019
Compass Group PLC	34,769,900	646,300,718
Experian Group Ltd.	3,452,813	68,422,251
Intertek Group PLC	3,029,881	132,602,104
Nomura Research, Inc.	12,179,200	420,626,606
Rentokil Initial PLC	13,631,555	40,443,093
Secom Co. Ltd.	4,099,500	298,672,905
SGS S.A.	137,555	292,407,950

		$2,942,565,951
Chemicals - 3.0%
Givaudan S.A.	262,802	$477,274,703
Orica Ltd.	9,788,409	137,262,314
Syngenta AG (a)	351,887	151,097,513

		$765,634,530
Computer Software - 4.6%
ANSYS, Inc. (a)	2,192,640	$234,086,246
Cadence Design Systems, Inc. (a)(h)	14,152,451	437,310,736
Check Point Software Technologies Ltd. (a)	1,337,342	132,276,497
Dassault Systems S.A.	2,172,804	175,471,352
OBIC Co. Ltd.	3,623,000	168,661,623

		$1,147,806,454
Construction - 0.4%
Geberit AG	234,092	$101,295,747

Consumer Products - 9.5%
Colgate-Palmolive Co.	8,539,803	$623,234,823
Kao Corp.	9,937,500	513,128,644
Kobayashi Pharmaceutical Co. Ltd. (h)	4,607,000	213,239,575
KOSE Corp.	511,900	43,833,531

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	9,749,459	$884,456,920
ROHTO Pharmaceutical Co. Ltd.	5,771,000	109,928,702

		$2,387,822,195
Containers - 2.3%
Brambles Ltd. (h)	79,949,294	$570,676,273

Electrical Equipment - 5.2%
IMI PLC (h)	19,835,322	$305,443,171
Legrand S.A.	4,749,627	267,789,859
OMRON Corp.	4,466,700	192,034,901
Schneider Electric S.A.	4,212,883	285,149,121
Spectris PLC	5,294,324	159,637,961
Yokogawa Electric Corp.	5,663,900	88,176,253

		$1,298,231,266
Electronics - 8.8%
Analog Devices, Inc.	3,527,777	$289,030,770
ASM International N.V.	1,440,132	73,201,890
Halma PLC	16,649,398	200,912,764
Hirose Electric Co. Ltd.	1,925,000	258,391,562
Infineon Technologies AG	15,571,737	277,144,390
NVIDIA Corp.	2,539,719	257,730,684
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,161,357	571,537,905
Texas Instruments, Inc.	3,796,246	290,868,369

		$2,218,818,334
Energy - Independent - 0.7%
Cairn Energy PLC (a)	19,605,056	$54,078,786
INPEX Corp.	11,400,300	113,247,005

		$167,325,791
Food & Beverages - 9.8%
Danone S.A.	11,313,226	$749,795,714
ITO EN Ltd. (h)	5,778,700	197,518,430
Kerry Group PLC	3,086,596	237,070,517
Nestle S.A.	14,727,493	1,088,780,162
Toyo Suisan Kaisha Ltd.	5,484,400	201,128,025

		$2,474,292,848
Insurance - 2.8%
Euler Hermes Group	735,495	$64,866,986
Fairfax Financial Holdings Ltd.	981,942	442,103,084
Hiscox Ltd.	8,543,828	115,133,499
Jardine Lloyd Thompson Group PLC	6,987,062	89,299,948

		$711,403,517
Leisure & Toys - 0.2%
Yamaha Corp.	1,828,300	$47,633,932

Machinery & Tools - 4.1%
GEA Group AG	6,666,785	$259,486,849
Glory Ltd.	1,985,900	68,055,677
Misumi Group, Inc.	4,697,800	82,084,484
Neopost S.A. (h)	2,031,472	61,185,350
Nordson Corp.	1,885,712	226,360,868

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Schindler Holding AG	521,031	$100,745,975
Spirax Sarco Engineering PLC	3,482,926	192,276,424
Wartsila Corp. (l)	1,023,620	52,627,023

		$1,042,822,650
Major Banks - 3.5%
Bank of Ireland (a)	265,991,103	$63,121,147
Sumitomo Mitsui Financial Group, Inc.	5,508,800	214,624,751
Svenska Handelsbanken AB, “A”	23,147,587	322,085,495
UBS AG	17,791,082	274,035,982

		$873,867,375
Medical Equipment - 1.4%
Nihon Kohden Corp. (h)	8,547,000	$187,076,176
Terumo Corp.	4,983,300	172,770,960

		$359,847,136
Oil Services - 0.3%
Core Laboratories N.V.	712,952	$81,575,968

Other Banks & Diversified Financials - 3.8%
Chiba Bank Ltd.	11,643,000	$81,354,355
DnB NOR A.S.A.	10,460,566	171,566,509
Hachijuni Bank Ltd.	11,422,000	72,184,966
ING Groep N.V.	17,739,031	244,587,251
Julius Baer Group Ltd.	1,670,684	81,758,469
Jyske Bank A.S.	1,449,913	74,656,515
Mebuki Financial Group, Inc.	19,230,100	84,729,178
North Pacific Bank Ltd.	17,119,600	71,011,025
Sydbank A.S.	1,922,552	66,524,954

		$948,373,222
Pharmaceuticals - 3.1%
Bayer AG	2,305,320	$253,506,047
Roche Holding AG	1,120,168	272,917,917
Santen Pharmaceutical Co. Ltd.	17,947,900	257,208,768

		$783,632,732
Printing & Publishing - 0.6%
RELX N.V.	8,219,877	$145,687,071

Real Estate - 4.1%
Deutsche Wohnen AG	11,830,988	$406,406,597
LEG Immobilien AG	1,740,019	143,396,157
TAG Immobilien AG	6,656,175	90,929,715
Vonovia SE	11,213,489	390,718,870

		$1,031,451,339
Specialty Chemicals - 1.2%
Symrise AG	4,686,182	$291,468,068

Specialty Stores - 0.4%
Esprit Holdings Ltd. (a)(h)	110,732,221	$104,842,498

Telecommunications - Wireless - 1.8%
KDDI Corp.	17,176,400	$449,343,002

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 3.7%
British American Tobacco PLC	7,478,223	$471,391,239
Japan Tobacco, Inc.	13,458,900	450,087,563

		$921,478,802
Trucking - 1.7%
Yamato Holdings Co. Ltd.	19,149,400	$418,373,780
Total Common Stocks		$23,638,527,905

Preferred Stocks - 2.4%
Consumer Products - 2.4%
Henkel AG & Co. KGaA	4,900,240	$612,055,644

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.64% (v)	689,125,454	$689,125,454

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.5% (j)	2,292,928	$2,292,928
Total Investments		$24,942,001,931

Other Assets, Less Liabilities - 0.9%		221,092,056
Net Assets - 100.0%		$25,163,093,987

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

Derivative Contracts at 2/28/17

Forward Foreign Currency Exchange Contracts at 2/28/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	JPY	BNP Paribas S.A.	3,562,401,000	3/27/17	$35,633,631	$31,742,828	$3,890,803
SELL	JPY	Citibank N.A.	1,781,199,000	3/27/17	17,820,437	15,871,401	1,949,036
SELL	JPY	Deutsche Bank AG	26,136,413,000	3/27/17	261,363,474	232,888,902	28,474,572
SELL	JPY	HSBC Bank	5,815,614,000	3/27/17	58,175,655	51,820,116	6,355,539
SELL	JPY	JPMorgan Chase Bank N.A.	31,280,520,000	3/27/17	312,817,717	278,725,545	34,092,172
SELL	JPY	Merrill Lynch International	12,913,692,000	3/27/17	128,993,359	115,067,647	13,925,712
SELL	JPY	Morgan Stanley Capital Services, Inc.	18,257,288,000	3/27/17	182,628,094	162,681,840	19,946,254
SELL	JPY	UBS AG	5,805,364,000	3/27/17	58,079,834	51,728,783	6,351,051

							$114,985,139

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Barclays Bank PLC	8,016,000	3/27/17	$9,073,754	$8,501,904	$(571,850)
BUY	EUR	BNP Paribas S.A.	20,483,000	3/27/17	23,202,589	21,724,613	(1,477,976)
BUY	EUR	Citibank N.A.	10,687,000	3/27/17	12,112,539	11,334,811	(777,728)
BUY	EUR	Deutsche Bank AG	48,633,000	3/27/17	55,071,885	51,580,974	(3,490,911)
BUY	EUR	HSBC Bank	36,514,000	3/27/17	41,360,969	38,727,359	(2,633,610)
BUY	EUR	JPMorgan Chase Bank N.A.	37,406,000	3/27/17	42,390,147	39,673,429	(2,716,718)
BUY	EUR	Merrill Lynch International	33,844,000	3/27/17	38,252,007	35,895,513	(2,356,494)
BUY	EUR	Morgan Stanley Capital Services, Inc.	25,826,000	3/27/17	29,196,732	27,391,488	(1,805,244)
BUY	EUR	UBS AG	13,358,000	3/27/17	15,143,430	14,167,719	(975,711)

							$(16,806,242)

At February 28, 2017, the fund had cash collateral of $500,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$24,250,583,549	$—	$—	$24,250,583,549
Mutual Funds	691,418,382	—	—	691,418,382
Total Investments	$24,942,001,931	$—	$—	$24,942,001,931

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$114,985,139	$—	$114,985,139
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(16,806,242)	$—	$(16,806,242)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,800,162,484 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

6

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$20,270,779,626
Gross unrealized appreciation	5,193,937,113
Gross unrealized depreciation	(522,714,808)

Net unrealized appreciation (depreciation)	$4,671,222,305

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	776,829,881	1,960,958,369		(2,048,662,796)	689,125,454

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,526	$—		$2,274,182	$689,125,454

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
Brambles Ltd.	82,644,321	—		(2,695,027)	79,949,294
Cadence Design Systems, Inc.	13,101,857	1,050,594		—	14,152,451
Esprit Holdings Ltd.	103,044,821	7,687,400		—	110,732,221
IMI PLC	19,669,215	166,107		—	19,835,322
ITO EN Ltd.	5,370,800	407,900		—	5,778,700
Kobayashi Pharmaceutical Co. Ltd.	2,303,500	2,303,500	(a)	—	4,607,000
Neopost S.A.	2,396,732	—		(365,260)	2,031,472
Nihon Kohden Corp.	8,349,400	197,600		—	8,547,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
Brambles Ltd.	$422,648	$—		$8,898,515	$570,676,273
Cadence Design Systems, Inc.	—	—		—	437,310,736
Esprit Holdings Ltd.	—	—		—	104,842,498
IMI PLC	—	—		3,570,434	305,443,171
ITO EN Ltd.	—	—		1,095,715	197,518,430
Kobayashi Pharmaceutical Co. Ltd.	—	—		2,205,242	213,239,575
Neopost S.A.	(21,385,820)	—		4,141,375	61,185,350
Nihon Kohden Corp.	—	—		1,409,671	187,076,176

	$(20,963,172)	$—		$21,320,952	$2,077,292,209

(a)	Acquistion shares represent a two for one stock split by issuer.

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2017, are as follows:

Japan	22.4%
United Kingdom	15.5%
United States	13.3%
Switzerland	12.0%
Germany	11.6%
France	8.4%
Netherlands	3.4%
Australia	2.8%
Taiwan	2.3%
Other Countries	8.3%

8

QUARTERLY REPORT
February 28, 2017
MFS®  Moderate Allocation Fund

Portfolio of Investments
2/28/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Absolute Return Fund - Class R6	6,197,975	$ 58,756,804
MFS Commodity Strategy Fund - Class R6 (v)	28,998,447	174,570,650
MFS Emerging Markets Debt Fund - Class R6	12,035,660	177,646,341
MFS Emerging Markets Debt Local Currency Fund - Class R6	17,365,595	117,912,387
MFS Global Bond Fund - Class R6	34,354,742	293,733,044
MFS Global Real Estate Fund - Class R6	7,868,005	118,492,159
MFS Government Securities Fund - Class R6	59,777,029	587,608,190
MFS Growth Fund - Class R6	5,856,284	474,124,777
MFS High Income Fund - Class R6	85,546,329	295,990,300
MFS Inflation-Adjusted Bond Fund - Class R6	39,500,354	411,593,685
MFS International Growth Fund - Class R6	6,470,496	177,097,483
MFS International New Discovery Fund - Class R6	2,015,386	59,232,205
MFS International Value Fund - Class R6	4,841,096	177,135,710
MFS Mid Cap Growth Fund - Class R6	26,847,764	413,455,558
MFS Mid Cap Value Fund - Class R6	18,266,659	414,287,832
MFS New Discovery Fund - Class R6	3,190,396	87,991,119
MFS New Discovery Value Fund - Class R6	5,869,039	88,505,112
MFS Research Fund - Class R6	11,943,849	474,648,563
MFS Research International Fund - Class R6	22,402,591	353,512,882
MFS Total Return Bond Fund - Class R6	44,271,539	471,049,175
MFS Value Fund - Class R6	12,522,599	475,107,394
Total Underlying Affiliated Funds		$5,902,451,370
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.64% (v)	579	$ 579
Total Investments		$5,902,451,949
Other Assets, Less Liabilities – 0.0%		2,493,219
Net Assets – 100.0%		$5,904,945,168
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
2/28/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,902,451,949	$—	$—	$5,902,451,949
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$4,755,036,397
Gross unrealized appreciation	1,279,007,740
Gross unrealized depreciation	(131,592,188)
Net unrealized appreciation (depreciation)	$1,147,415,552
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,645,990	111,090	(559,105)	6,197,975
MFS Commodity Strategy Fund	32,445,124	709,908	(4,156,585)	28,998,447
MFS Emerging Markets Debt Fund	13,125,012	500,017	(1,589,369)	12,035,660
MFS Emerging Markets Debt Local Currency Fund	18,649,301	872,464	(2,156,170)	17,365,595
MFS Global Bond Fund	35,310,675	1,090,539	(2,046,472)	34,354,742
MFS Global Real Estate Fund	7,908,309	816,349	(856,653)	7,868,005
MFS Government Securities Fund	60,746,451	2,020,720	(2,990,142)	59,777,029
MFS Growth Fund	6,746,699	111,590	(1,002,005)	5,856,284
MFS High Income Fund	96,584,515	3,918,899	(14,957,085)	85,546,329
MFS Inflation-Adjusted Bond Fund	41,477,428	979,877	(2,956,951)	39,500,354
MFS Institutional Money Market Portfolio	90	63,378,543	(63,378,054)	579
MFS International Growth Fund	7,110,522	134,186	(774,212)	6,470,496
MFS International New Discovery Fund	2,174,898	72,101	(231,613)	2,015,386
MFS International Value Fund	5,304,507	127,367	(590,778)	4,841,096
MFS Mid Cap Growth Fund	29,765,085	1,480,777	(4,398,098)	26,847,764
MFS Mid Cap Value Fund	21,996,918	318,000	(4,048,259)	18,266,659
MFS New Discovery Fund	3,883,277	84,082	(776,963)	3,190,396
MFS New Discovery Value Fund	7,424,390	304,018	(1,859,369)	5,869,039
MFS Research Fund	13,641,580	721,134	(2,418,865)	11,943,849
MFS Research International Fund	24,308,384	649,216	(2,555,009)	22,402,591
MFS Total Return Bond Fund	46,210,727	1,293,042	(3,232,230)	44,271,539
MFS Value Fund	14,663,000	566,549	(2,706,950)	12,522,599
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(284,396)	$—	$412,878	$58,756,804
MFS Commodity Strategy Fund	(16,503,978)	—	1,081,682	174,570,650
MFS Emerging Markets Debt Fund	(1,750,975)	—	6,691,106	177,646,341
MFS Emerging Markets Debt Local Currency Fund	(2,450,289)	—	4,144,837	117,912,387
MFS Global Bond Fund	(3,026,908)	—	3,948,195	293,733,044
MFS Global Real Estate Fund	405,724	5,154,078	5,525,509	118,492,159
MFS Government Securities Fund	(1,216,795)	—	12,567,873	587,608,190
3

Supplemental Information (unaudited) – continued
Underlying Affiliated Funds − continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$7,446,539	$7,365,929	$568,036	$474,124,777
MFS High Income Fund	(4,466,740)	—	13,063,480	295,990,300
MFS Inflation-Adjusted Bond Fund	(2,325,228)	—	6,636,608	411,593,685
MFS Institutional Money Market Portfolio	43	—	1,888	579
MFS International Growth Fund	(70,700)	—	2,513,730	177,097,483
MFS International New Discovery Fund	148,999	618,345	974,820	59,232,205
MFS International Value Fund	1,819,105	—	3,487,889	177,135,710
MFS Mid Cap Growth Fund	4,332,428	21,224,732	—	413,455,558
MFS Mid Cap Value Fund	6,772,307	—	6,219,836	414,287,832
MFS New Discovery Fund	(685,098)	1,945,025	—	87,991,119
MFS New Discovery Value Fund	2,277,074	2,350,905	1,669,368	88,505,112
MFS Research Fund	3,725,980	20,738,334	6,126,586	474,648,563
MFS Research International Fund	(4,971,867)	—	7,534,391	353,512,882
MFS Total Return Bond Fund	(817,376)	—	10,980,095	471,049,175
MFS Value Fund	6,693,770	8,087,249	8,560,443	475,107,394
	$(4,948,381)	$67,484,597	$102,709,250	$5,902,451,949
4

QUARTERLY REPORT

February 28, 2017

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 92.2%
Asset-Backed & Securitized - 13.0%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	$90,804	$90,790
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	530,000	530,012
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	17,009	17,006
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	563,337	563,150
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	277,210	277,203
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,360,000	1,346,025
Cent CLO LP, 2014-21A, “A2AR”, FRN, 0%, 7/27/2026 (n)	458,549	458,549
Cent CLO LP, 2014-21A, “BR”, FRN, 0%, 7/27/2026 (z)	323,186	323,186
Chesapeake Funding LLC, “A”, FRN, 1.226%, 1/07/2025 (n)	102,311	102,261
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.276%, 2/07/2027 (n)	601,708	601,201
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	400,000	399,787
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.022%, 12/17/2033 (n)	808,147	812,720
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	742,000	745,879
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	510,000	510,936
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	807,000	801,869
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.941%, 9/15/2039	156,587	157,836
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026 (z)	590,000	590,315
CWCapital Cobalt Ltd., “A4”, FRN, 5.775%, 5/15/2046	192,686	193,739
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	740,000	739,681
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	470,000	469,134
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	370,000	370,121
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	36,919	36,917
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	120,538	120,504
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	808,336	807,363
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	385,000	384,865
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	370,211	372,977
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	227,000	229,024
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,263,000	1,274,426
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	319,985	319,902
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	560,000	559,390
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	81,567	81,661
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026 (z)	573,237	570,951
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026 (z)	573,237	570,387
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.322%, 12/10/2027 (n)	76,806	76,804
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	180,269	180,151
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	34,123	34,096
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)	523,217	524,820
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	137,831	137,792
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.35%, 5/15/2020 (n)	1,100,000	1,103,229
Motor PLC, 2015-1A, “A1”, FRN, 1.378%, 6/25/2022 (n)	384,938	384,922
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/2025 (n)	82,651	82,684
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	127,890	128,827
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.87%, 12/15/2025 (n)	159,419	159,695
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.378%, 6/25/2065 (n)	308,490	309,429
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	1,000,000	999,839
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 1.17%, 1/15/2020	370,000	370,618
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026 (z)	573,000	573,000
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	221,568	221,667
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	260,000	260,690
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	400,000	399,615
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	243,672	242,182
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,000,000	997,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Sway Residential Trust, 2014-1, “A”, FRN, 2.072%, 1/17/2032 (n)	$516,593	$517,823
Thacher Park CLO Ltd. 2014-1A. “CR”, FRN, 0%, 10/20/2026 (n)	570,000	570,000
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.022%, 5/17/2032 (n)	307,424	307,914
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	650,000	634,841
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	983,000	975,549
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	424,140	424,285
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	14,543	14,536
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	579,773	580,546

		$26,642,436
Automotive - 4.7%
American Honda Finance Corp., 1.6%, 7/13/2018	$800,000	$802,615
American Honda Finance Corp., FRN, 1.447%, 9/20/2017	470,000	471,269
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	1,100,000	1,098,591
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	810,000	806,037
Ford Motor Credit Co. LLC, FRN, 1.471%, 9/08/2017	1,000,000	1,000,727
Ford Motor Credit Co. LLC, FRN, 1.949%, 1/09/2018	280,000	281,194
Hyundai Capital America, 2%, 3/19/2018 (n)	875,000	876,147
Hyundai Capital America, 2.4%, 10/30/2018 (n)	480,000	481,814
Nissan Motor Acceptance Corp., FRN, 1.492%, 3/03/2017 (n)	550,000	550,000
Toyota Motor Credit Corp., 1.7%, 2/19/2019	620,000	621,008
Toyota Motor Credit Corp., FRN, 1.413%, 1/17/2019	850,000	852,277
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	790,000	787,760
Volkswagen Group of America Finance LLC, FRN, 1.423%, 5/23/2017 (n)	830,000	829,985
Volkswagen Group of America Finance LLC, FRN, 1.492%, 11/20/2017 (n)	250,000	249,489

		$9,708,913
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$600,000	$599,930

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$203,000	$202,247

Brokerage & Asset Managers - 0.5%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$680,000	$691,338
NYSE Euronext, 2%, 10/05/2017	412,000	413,739

		$1,105,077
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$560,000	$558,813

Business Services - 0.9%
Cisco Systems, Inc., FRN, 1.222%, 3/03/2017	$1,000,000	$1,000,000
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	230,000	233,705
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	590,000	577,667

		$1,811,372
Chemicals - 1.8%
CF Industries, Inc., 6.875%, 5/01/2018	$846,000	$887,665
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	1,000,000	1,000,749
Dow Chemical Co., 8.55%, 5/15/2019	840,000	958,855
LyondellBasell Industries N.V., 5%, 4/15/2019	850,000	898,911

		$3,746,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$520,000	$531,757
Microsoft Corp., 2%, 11/03/2020	1,267,000	1,273,039

		$1,804,796
Computer Software - Systems - 0.2%
Apple, Inc., 1.7%, 2/22/2019	$345,000	$346,421

Conglomerates - 0.4%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$288,000	$288,202
Roper Industries, Inc., 1.85%, 11/15/2017	382,000	382,706
Roper Technologies, Inc., 2.8%, 12/15/2021	240,000	240,778

		$911,686
Consumer Products - 1.1%
Mattel, Inc., 1.7%, 3/15/2018	$139,000	$139,046
Newell Brands, Inc., 2.6%, 3/29/2019	340,000	345,073
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	236,000	237,088
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	680,000	692,855
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	910,000	913,298

		$2,327,360
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$249,000	$249,586

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$450,000	$450,202
Arrow Electronics, Inc., 3%, 3/01/2018	141,000	142,647
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	593,000	597,735

		$1,190,584
Electronics - 1.0%
Broadcom Corp., “A”, 3%, 1/15/2022 (n)	$850,000	$849,933
Intel Corp., 1.35%, 12/15/2017	581,000	581,569
Tyco Electronics Group S.A., 2.375%, 12/17/2018	155,000	156,378
Xilinx, Inc., 2.125%, 3/15/2019	480,000	481,153

		$2,069,033
Emerging Market Quasi-Sovereign - 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$548,000	$556,878
Korea Gas Corp., 2.25%, 7/25/2017 (n)	260,000	260,686
Petroleos Mexicanos, 3.125%, 1/23/2019	170,000	171,700
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	627,000	624,826

		$1,614,090
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$540,000	$535,950

Energy - Integrated - 1.0%
BP Capital Markets PLC, 2.521%, 1/15/2020	$403,000	$407,561
Chevron Corp., 1.104%, 12/05/2017	314,000	313,674
Shell International Finance B.V., 1.125%, 8/21/2017	600,000	599,586
Shell International Finance B.V., 1.375%, 5/10/2019	830,000	824,263

		$2,145,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$340,000	$342,183
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	200,000	200,592

		$542,775
Food & Beverages - 4.2%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$673,000	$675,217
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	708,000	715,901
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	675,000	681,129
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	130,000	130,068
Anheuser-Busch InBev Worldwide, Inc., FRN, 1.724%, 8/01/2018	930,000	936,565
Diageo Capital PLC, 1.5%, 5/11/2017	300,000	300,229
General Mills, Inc., 1.4%, 10/20/2017	1,000,000	1,000,852
Ingredion, Inc., 1.8%, 9/25/2017	167,000	167,138
J.M. Smucker Co., 1.75%, 3/15/2018	250,000	250,619
Kraft Heinz Foods Co., 1.6%, 6/30/2017	720,000	721,275
Kraft Heinz Foods Co., 6.125%, 8/23/2018	900,000	955,805
Molson Coors Brewing Co., 2%, 5/01/2017	405,000	405,501
Mondelez International, Inc., FRN, 1.649%, 10/28/2019 (n)	1,010,000	1,013,745
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	260,000	289,874
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	360,000	357,610
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	52,000	52,497

		$8,654,025
Food & Drug Stores - 1.1%
CVS Health Corp., 1.9%, 7/20/2018	$800,000	$803,471
CVS Health Corp., 2.8%, 7/20/2020	490,000	498,301
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	680,000	681,896
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	210,000	210,418

		$2,194,086
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$442,000	$442,000

Insurance - 2.2%
American International Group, Inc., 2.3%, 7/16/2019	$180,000	$180,943
American International Group, Inc., 3.3%, 3/01/2021	860,000	881,939
MetLife Global Funding I, FRN, 1.39%, 4/10/2017 (n)	710,000	710,400
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	900,000	894,797
Metropolitan Life Global Funding I, FRN, 1.423%, 12/19/2018 (n)	1,000,000	1,004,090
Prudential Financial, Inc., FRN, 1.819%, 8/15/2018	650,000	654,299
Voya Financial, Inc., 2.9%, 2/15/2018	180,000	182,046

		$4,508,514
Insurance - Health - 0.7%
Aetna, Inc., 1.5%, 11/15/2017	$94,000	$94,103
Aetna, Inc., 1.9%, 6/07/2019	780,000	786,284
UnitedHealth Group, Inc., 1.45%, 7/17/2017	560,000	560,567

		$1,440,954
Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$600,000	$605,919

International Market Quasi-Sovereign - 4.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$650,000	$650,361
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	670,000	667,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	$1,060,000	$1,047,034
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	1,090,000	1,053,796
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	310,000	311,189
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	340,000	339,097
Electricite de France, 2.15%, 1/22/2019 (n)	650,000	651,998
KFW Government Development Banks, 0.875%, 4/19/2018	567,000	564,671
KFW Government Development Banks, 1.125%, 11/16/2018	340,000	338,505
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	630,000	616,359
Kommunalbanken A.S., 1%, 3/15/2018 (n)	190,000	189,419
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	790,000	791,324
Statoil A.S.A., FRN, 1.329%, 5/15/2018	290,000	290,812
Statoil A.S.A., FRN, 1.498%, 11/08/2018	250,000	251,831
Swedish Export Credit Corp., 1.125%, 8/28/2019	1,470,000	1,447,979

		$9,211,545
International Market Sovereign - 0.4%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$280,000	$279,997
Kingdom of Sweden, 1%, 2/27/2018 (n)	640,000	638,671

		$918,668
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$328,000	$331,523

Local Authorities - 1.1%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$1,292,000	$1,274,421
Province of Ontario, 1.1%, 10/25/2017	900,000	899,252

		$2,173,673
Machinery & Tools - 0.8%
John Deere Capital Corp., 1.6%, 7/13/2018	$1,550,000	$1,552,683

Major Banks - 11.8%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$460,000	$460,839
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	600,000	598,351
Bank of Montreal, 1.45%, 4/09/2018	1,700,000	1,698,796
BNP Paribas, 2.7%, 8/20/2018	580,000	587,574
BNP Paribas, FRN, 1.473%, 3/17/2017	10,000	10,002
Commonwealth Bank of Australia, FRN, 1.674%, 11/07/2019 (n)	1,000,000	1,005,834
Commonwealth Bank of Australia, FRN, 1.316%, 3/13/2017 (n)	240,000	240,041
Commonwealth Bank of Australia, FRN, 1.221%, 9/08/2017 (n)	500,000	500,348
Credit Agricole, “A”, FRN, 2.44%, 1/10/2022 (n)	410,000	412,370
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	620,000	621,182
HSBC Bank PLC, FRN, 1.679%, 5/15/2018 (n)	674,000	675,982
Huntington National Bank, FRN, 1.468%, 4/24/2017	1,110,000	1,110,420
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,500,000	1,501,031
ING Bank N.V., 3.75%, 3/07/2017 (n)	232,000	232,073
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	400,000	404,311
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	415,000	418,686
Mizuho Bank Ltd., FRN, 1.447%, 9/25/2017 (n)	700,000	700,504
Mizuho Bank Ltd., FRN, 2.22%, 10/20/2018 (n)	260,000	261,193
Nordea Bank AB, FRN, 1.358%, 4/04/2017 (n)	220,000	220,018
PNC Bank N.A., 1.5%, 10/18/2017	660,000	660,678
PNC Bank N.A., 1.6%, 6/01/2018	620,000	620,221
PNC Bank N.A., 2.25%, 7/02/2019	650,000	655,751
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	271,000	270,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	$790,000	$791,812
Sumitomo Mitsui Banking Corp., FRN, 1.695%, 10/19/2018	880,000	882,205
Sumitomo Mitsui Banking Corp., FRN, 1.335%, 7/11/2017	800,000	800,553
Svenska Handelsbanken AB, 2.875%, 4/04/2017	289,000	289,453
Svenska Handelsbanken AB, FRN, 1.436%, 9/06/2019	1,150,000	1,153,059
Swedbank AB, 2.125%, 9/29/2017 (n)	1,461,000	1,467,795
Toronto-Dominion Bank, 1.75%, 7/23/2018	1,000,000	1,003,203
Toronto-Dominion Bank, 1.45%, 9/06/2018	1,200,000	1,198,727
Wells Fargo & Co., FRN, 1.211%, 9/08/2017	900,000	900,154
Westpac Banking Corp., 2%, 8/14/2017	610,000	612,181
Westpac Banking Corp., 1.55%, 5/25/2018	420,000	419,839
Westpac Banking Corp., FRN, 1.382%, 5/19/2017	700,000	700,608

		$24,086,694
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$526,000	$527,169
Catholic Health Initiatives, 1.6%, 11/01/2017	250,000	250,141
Covidien International Finance S.A., 6%, 10/15/2017	231,000	237,679
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	400,000	402,016

		$1,417,005
Medical Equipment - 1.2%
Abbott Laboratories, 2.35%, 11/22/2019	$850,000	$854,522
Abbott Laboratories, 2.9%, 11/30/2021	680,000	683,169
Medtronic, Inc., 1.5%, 3/15/2018	190,000	190,319
Zimmer Holdings, Inc., 2%, 4/01/2018	750,000	752,439

		$2,480,449
Metals & Mining - 0.6%
Freeport-McMoRan, Inc., 2.15%, 3/01/2017	$440,000	$440,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	270,000	268,650
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	420,000	420,781

		$1,129,431
Midstream - 1.0%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$280,000	$281,960
EnLink Midstream Partners LP, 2.7%, 4/01/2019	236,000	237,177
Enterprise Products Operating LP, 6.5%, 1/31/2019	400,000	433,934
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	340,000	340,677
ONEOK Partners LP, 3.2%, 9/15/2018	450,000	458,719
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,359

		$1,947,826
Mortgage-Backed - 2.2%
Fannie Mae, 4%, 12/01/2025	$376,784	$395,370
Fannie Mae, 3%, 4/01/2030 - 12/01/2031	1,445,909	1,489,739
Fannie Mae, 2.5%, 11/01/2031	1,521,411	1,526,813
Fannie Mae, FRN, 1.061%, 12/25/2017	67,749	67,770
Fannie Mae, FRN, 1.056%, 5/25/2018	299,492	299,468
Fannie Mae, FRN, 1.128%, 5/25/2018	426,452	426,587
Freddie Mac, 1.426%, 8/25/2017	47,994	47,994
Freddie Mac, 3.5%, 8/01/2026 (f)	238,336	249,023

		$4,502,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/2017 (n)	$550,000	$550,358

Network & Telecom - 1.8%
AT&T, Inc., 2.4%, 3/15/2017	$120,000	$120,056
AT&T, Inc., 2.3%, 3/11/2019	560,000	563,245
AT&T, Inc., 2.45%, 6/30/2020	90,000	90,219
AT&T, Inc., FRN, 1.962%, 11/27/2018	780,000	786,546
British Telecommunications PLC, 2.35%, 2/14/2019	580,000	584,239
Verizon Communications, Inc., 6.1%, 4/15/2018	543,000	569,975
Verizon Communications, Inc., FRN, 1.763%, 6/17/2019	1,030,000	1,039,746

		$3,754,026
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$750,000	$753,205

Oils - 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$1,068,000	$1,082,105

Other Banks & Diversified Financials - 7.3%
Banco Santander Chile, FRN, 1.915%, 4/11/2017 (n)	$600,000	$600,000
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	1,300,000	1,301,845
BPCE S.A., 1.625%, 1/26/2018	660,000	659,150
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,200,000	1,189,885
Capital One Bank (USA) N.A., FRN, 1.714%, 2/05/2018	850,000	852,519
Citizens Bank N.A., 2.3%, 12/03/2018	750,000	754,262
Citizens Bank N.A., 2.25%, 3/02/2020	460,000	459,951
Citizens Bank N.A., 2.55%, 5/13/2021	250,000	249,520
Discover Bank, 3.1%, 6/04/2020	424,000	431,716
Fifth Third Bancorp, 1.35%, 6/01/2017	1,040,000	1,040,327
Fifth Third Bancorp, 2.3%, 3/01/2019	200,000	201,616
First Republic Bank, 2.375%, 6/17/2019	250,000	249,942
Groupe BPCE S.A., 2.5%, 12/10/2018	500,000	504,037
Lloyds Bank PLC, 1.75%, 5/14/2018	1,200,000	1,199,276
Lloyds Bank PLC, 2.3%, 11/27/2018	200,000	201,551
Macquarie Bank Ltd., FRN, 1.662%, 10/27/2017 (n)	890,000	892,818
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	210,000	210,121
National Australia Bank Ltd., 1.375%, 7/12/2019	610,000	600,811
National Bank of Canada, FRN, 1.799%, 12/14/2018	1,600,000	1,610,616
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	760,000	752,288
Santander UK PLC, 3.05%, 8/23/2018	238,000	242,176
SunTrust Banks, Inc., 2.7%, 1/27/2022	675,000	675,345

		$14,879,772
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$204,000	$201,227

Pharmaceuticals - 4.9%
AbbVie, Inc., 1.8%, 5/14/2018	$1,000,000	$1,002,232
Actavis Funding SCS, 2.35%, 3/12/2018	568,000	572,129
Actavis Funding SCS, 3%, 3/12/2020	515,000	524,585
Actavis, Inc., 1.875%, 10/01/2017	260,000	260,607
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	900,000	899,807
Biogen, Inc., 2.9%, 9/15/2020	500,000	509,322
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	615,000	614,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Celgene Corp., 2.125%, 8/15/2018	$670,000	$673,510
EMD Finance LLC, 1.7%, 3/19/2018 (n)	1,000,000	998,885
Gilead Sciences, Inc., 1.85%, 9/04/2018	700,000	703,581
Mylan N.V., 2.5%, 6/07/2019	320,000	320,186
Sanofi, 1.25%, 4/10/2018	800,000	799,819
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,460,000	1,448,754
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	720,000	710,778

		$10,038,560
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$150,000	$150,725

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$200,000	$200,308
Vornado Realty LP, REIT, 2.5%, 6/30/2019	325,000	326,775

		$527,083
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$167,000	$166,912
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	350,000	350,352

		$517,264
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$410,000	$413,157

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$750,000	$757,559
Dollar General Corp., 1.875%, 4/15/2018	90,000	90,175
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	233,000	233,091

		$1,080,825
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$330,000	$339,493

Supranational - 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$640,000	$644,800
Corporacion Andina de Fomento, 1.5%, 8/08/2017	720,000	720,446
Corporacion Andina de Fomento, FRN, 1.589%, 1/29/2018	50,000	50,024
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	820,000	822,208

		$2,237,478
Telecommunications - Wireless - 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$500,000	$498,916
SBA Tower Trust, 2.898%, 10/15/2044 (n)	473,000	475,756
SBA Tower Trust, 2.877%, 7/15/2046 (n)	305,000	303,695

		$1,278,367
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$370,000	$374,740

Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$680,000	$680,405
Reynolds American, Inc., 2.3%, 6/12/2018	580,000	584,055

		$1,264,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$202,000	$202,113
TTX Co., 2.6%, 6/15/2020 (n)	840,000	836,774

		$1,038,887
U.S. Government Agencies and Equivalents - 0.6%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$430,000	$434,319
Private Export Funding Corp., 1.875%, 7/15/2018	610,000	615,538
Small Business Administration, 2.25%, 7/01/2021	235,164	238,206

		$1,288,063
U.S. Treasury Obligations - 4.8%
U.S. Treasury Notes, 0.875%, 3/31/2018 (f)	$8,100,000	$8,091,455
U.S. Treasury Notes, 1.375%, 10/31/2020 (f)	1,800,000	1,781,156

		$9,872,611
Utilities - Electric Power - 5.4%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$220,000	$220,395
Dominion Resources, Inc., 2.962%, 7/01/2019	410,000	415,159
Dominion Resources, Inc., 2.5%, 12/01/2019	650,000	657,195
Duke Energy Corp., 1.625%, 8/15/2017	110,000	110,099
Duke Energy Corp., FRN, 1.378%, 4/03/2017	660,000	660,323
Emera U.S. Finance LP, 2.15%, 6/15/2019	645,000	644,171
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	410,000	420,145
Eversource Energy, 1.6%, 1/15/2018	600,000	599,257
Eversource Energy, 2.5%, 3/15/2021	500,000	496,896
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	1,934,000	1,941,328
PG&E Corp., 2.4%, 3/01/2019	364,000	366,671
PSEG Power LLC, 3%, 6/15/2021	889,000	896,653
Southern Co., 2.45%, 9/01/2018	50,000	50,463
Southern Co., 1.85%, 7/01/2019	1,150,000	1,146,113
Southern Power Co., 1.85%, 12/01/2017	960,000	962,482
Virginia Electric and Power Co., 1.2%, 1/15/2018	410,000	408,887
Xcel Energy, Inc., 1.2%, 6/01/2017	510,000	509,626
Xcel Energy, Inc., 2.4%, 3/15/2021	590,000	589,436

		$11,095,299
Total Bonds		$188,447,797

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Russell 2000 Index ETF - April 2017 @ $120	606	$27,270

Issuer	Shares/Par
Short-Term Obligations (y) - 1.9%
Bank of Nova Scotia, 1.44%, 9/01/2017	$2,620,000	$2,622,705
Credit Agricole, 1.43%, 9/01/2017	1,190,000	1,191,242
Total Short-Term Obligations		$3,813,947

Money Market Funds - 5.2%
MFS Institutional Money Market Portfolio, 0.64% (v)	10,615,080	$10,615,080
Total Investments		$202,904,094

Other Assets, Less Liabilities - 0.7%		1,462,517
Net Assets - 100.0%		$204,366,611

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $66,076,156 representing 32.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cent CLO LP, 2014-21A, “BR”, FRN, 0%, 7/27/2026	2/17/17	$323,186	$323,186
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026	9/09/16	588,870	590,315
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026	2/09/17	573,237	570,951
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026	2/09/17	573,237	570,387
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	520,721	524,820
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	127,890	128,827
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026	2/17/17	573,000	573,000
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	221,558	221,667
Total Restricted Securities			$3,503,153
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/17

Forward Foreign Currency Exchange Contracts at 2/28/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CHF	JPMorgan Chase Bank	11,945,624	5/15/17	$11,958,300	$11,946,140	$12,160
SELL	EUR	Goldman Sachs International	10,371,170	5/15/17	11,087,559	11,025,321	62,238
SELL	GBP	JPMorgan Chase Bank	5,914,809	5/15/17	7,404,986	7,352,468	52,518
BUY	JPY	JPMorgan Chase Bank	568,276,285	5/15/17	5,029,083	5,074,569	45,486

							$172,402

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	11,415,739	5/15/17	$8,753,589	$8,737,903	$(15,686)
BUY	CAD	JPMorgan Chase Bank	548,073	5/15/17	419,668	412,901	(6,767)
BUY	CHF	Goldman Sachs International	851,768	5/15/17	853,848	851,805	(2,043)
BUY	NOK	Goldman Sachs International	91,337,909	5/15/17	10,915,762	10,900,979	(14,783)
BUY	NZD	Goldman Sachs International	5,632,638	5/15/17	4,049,585	4,048,058	(1,527)
BUY	SEK	Goldman Sachs International	41,727,279	5/15/17	4,707,489	4,639,909	(67,580)

							$(108,386)

Futures Contracts Outstanding at 2/28/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	25	$7,844,195	March - 2017	$244,441
FTSE 100 Index (Long)	GBP	108	9,736,627	March - 2017	451,196
FTSE JSE Top 40 Index (Short)	ZAR	189	6,356,624	March - 2017	103,093
FTSE MIB Index (Long)	EUR	53	5,312,181	March - 2017	77,157
IBEX Index (Long)	EUR	29	2,937,972	March - 2017	21,045
NIFTY Index (Short)	USD	325	5,792,475	March - 2017	3,884
S&P TSX 60 Index (Short)	CAD	63	8,595,739	March - 2017	9,876

					$910,692

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	225	$22,123,373	March - 2017	$249,982
Canadian Treasury Bond 10 yr (Long)	CAD	56	5,790,995	June - 2017	44,102
U.S. Treasury Note 10 yr (Long)	USD	73	9,094,203	June - 2017	6,548

					$300,632

					$1,211,324

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	28	$2,938,437	March - 2017	$(13,440)
S&P/ASX 200 Index (Short)	AUD	70	7,626,364	March - 2017	(181,924)
BIST 30 Index (Long)	TRY	1,549	4,577,916	April - 2017	(98,305)
Bovespa Index (Long)	BRL	225	4,873,409	April - 2017	(13,091)
CAC 40 Index (Long)	EUR	65	3,345,267	March - 2017	(23,909)
Hang Seng China ENT Index (Long)	HKD	112	7,435,263	March - 2017	(130,762)
Hang Seng Index (Long)	HKD	42	6,422,626	March - 2017	(69,009)
KOSPI Index (Short)	KRW	27	3,220,539	March - 2017	(177,287)
Mexican Bolsa Index (Long)	MXN	99	2,306,543	March - 2017	(20,998)
MSCI Singapore Index (Long)	SGD	17	417,722	March - 2017	(364)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/28/17 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Equity Futures - continued
MSCI Taiwan Index (Long)	USD	193	$6,928,700	March - 2017	$(45,500)
OMX Index (Short)	SEK	108	1,866,184	March - 2017	(1,256)
Russell 2000 Index (Short)	USD	97	6,717,250	March - 2017	(81,179)
S&P 500 E-Mini Index (Short)	USD	89	10,514,460	March - 2017	(487,680)
Topix Index (Short)	JPY	12	1,638,524	March - 2017	(73,712)

					$(1,418,416)

Interest Rate Futures
Euro Bund (Long)	EUR	34	$5,981,055	March - 2017	$(1,031)
Japanese Government Bond 10 yr (Short)	JPY	15	20,105,034	March - 2017	(69,807)
U.K. Gilt 10 yr (Short)	GBP	184	29,048,695	June - 2017	(309,898)
U.S. Treasury Note 2 yr (Long)	USD	152	32,893,750	June - 2017	(2,913)
U.S. Treasury Note 5 yr (Long)	USD	50	5,885,156	June - 2017	(5,606)

					$(389,255)

					$(1,807,671)

Swap Agreements at 2/28/17

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
6/20/17	USD	21,240,000	Goldman Sachs International	(1)	3-Month LIBOR	$974,332

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At February 28, 2017, the fund had cash collateral of $60,000 and other liquid securities with an aggregate value of $8,361,324 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$27,270	$—	$—	$27,270
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	11,160,674	—	11,160,674
Non-U.S. Sovereign Debt	—	14,517,731	—	14,517,731
U.S. Corporate Bonds	—	80,770,687	—	80,770,687
Residential Mortgage-Backed Securities	—	6,776,060	—	6,776,060
Commercial Mortgage-Backed Securities	—	385,671	—	385,671
Asset-Backed Securities (including CDOs)	—	23,983,467	—	23,983,467
Foreign Bonds	—	54,667,454	—	54,667,454
Mutual Funds	10,615,080	—	—	10,615,080
Total Investments	$10,642,350	$192,261,744	$—	$202,904,094

Other Financial Instruments
Futures Contracts - Assets	$1,211,324	$—	$—	$1,211,324
Futures Contracts - Liabilities	(1,807,671)	—	—	(1,807,671)
Swap Agreements - Assets	—	974,332	—	974,332
Forward Foreign Currency Exchange Contracts - Assets	—	172,402	—	172,402
Forward Foreign Currency Exchange Contracts - Liabilities	—	(108,386)	—	(108,386)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$203,303,995
Gross unrealized appreciation	597,895
Gross unrealized depreciation	(997,796)
Net unrealized appreciation (depreciation)	$(399,901)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,160,541	60,666,335	(55,211,796)	10,615,080

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$140	$—	$14,217	$10,615,080

QUARTERLY REPORT

February 28, 2017

MFS® MANAGED WEALTH FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 93.2%
MFS Growth Fund - Class R6	173,951	$14,083,044
MFS Institutional International Equity Fund	655,206	13,883,805
MFS Value Fund - Class R6	372,740	14,141,757
Total Underlying Affiliated Funds		$42,108,606
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.1%
Russell 2000 Index - June 2017 @ $1,180	$20	$21,400
Russell 2000 Index - March 2017 @ $1,280	12	2,520
S&P 500 Index - March 2017 @ $2,150	8	960
S&P 500 Index - June 2017 @ $1,900	12	6,840
S&P 500 Index - September 2017 @ $2,000	8	19,600
Total Put Options Purchased		$51,320
Issuer	Shares/Par
Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.64% (v)	1,614,080	$1,614,080
Total Investments		$43,774,006

Other Assets, Less Liabilities - 3.1%		1,378,930
Net Assets - 100.0%		$45,152,936

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 2/28/17

Futures Contracts at 2/28/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Mini MSCI EAFE Index (Short)	USD	117	$10,211,175	March - 2017	$(333,969)
Russell 1000 Mini Growth Index (Short)	USD	184	10,410,720	March - 2017	(639,217)
Russell 1000 Mini Value Index (Short)	USD	182	10,425,870	March - 2017	(328,489)

					$(1,301,675)

At February 28, 2017, the fund had cash collateral of $1,389,300 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,920	$21,400	$—	$51,320
Mutual Funds	43,722,686	—	—	43,722,686
Total Investments	$43,752,606	$21,400	$—	$43,774,006

Other Financial Instruments
Futures Contracts	$(1,301,675)	$—	$—	$(1,301,675)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$41,049,421
Gross unrealized appreciation	2,811,925
Gross unrealized depreciation	(87,340)
Net unrealized appreciation (depreciation)	$2,724,585

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	249,280	10,449	(85,778)	173,951
MFS Institutional International Equity Fund	906,083	61,373	(312,250)	655,206
MFS Institutional Money Market Portfolio	3,784,529	24,106,155	(26,276,604)	1,614,080
MFS Value Fund	533,766	38,576	(199,602)	372,740

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$211,271	$255,222	$18,900	$14,083,044
MFS Institutional International Equity Fund	(675,529)	290,436	—	13,883,805
MFS Institutional Money Market Portfolio	12	—	11,427	1,614,080
MFS Value Fund	147,880	—	581,046	14,141,757

	$(316,366)	$545,658	$611,373	$43,722,686

3

QUARTERLY REPORT

February 28, 2017

MFS® BLENDED RESEARCH®

GROWTH EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.0%
Aerospace - 3.9%
Northrop Grumman Corp.	6,713	$1,658,715
Orbital ATK, Inc.	3,788	350,087
Spirit AeroSystems Holdings, Inc., “A”	10,031	618,010
Textron, Inc.	16,997	803,958
United Technologies Corp.	10,529	1,185,039

		$4,615,809
Airlines - 0.5%
Copa Holdings S.A., “A”	5,774	$614,873

Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A”	2,658	$422,117

Apparel Manufacturers - 0.1%
NIKE, Inc., “B”	1,362	$77,852

Automotive - 0.6%
Lear Corp.	5,064	$719,037

Biotechnology - 5.0%
Amgen, Inc.	1,942	$342,821
Biogen, Inc. (a)	6,257	1,805,770
Celgene Corp. (a)	18,233	2,251,958
Gilead Sciences, Inc.	22,052	1,554,225

		$5,954,774
Broadcasting - 0.5%
Walt Disney Co.	5,237	$576,541

Business Services - 5.5%
Accenture PLC, “A”	13,073	$1,601,443
Cognizant Technology Solutions Corp., “A” (a)	22,153	1,313,008
FleetCor Technologies, Inc. (a)	9,569	1,626,730
Global Payments, Inc.	13,979	1,113,987
Total System Services, Inc.	16,330	889,658

		$6,544,826
Cable TV - 4.3%
Charter Communications, Inc., “A” (a)	6,353	$2,052,400
Comcast Corp., “A”	80,184	3,000,485

		$5,052,885
Chemicals - 2.0%
FMC Corp.	12,619	$727,107
Monsanto Co.	14,267	1,624,013

		$2,351,120
Computer Software - 6.0%
Adobe Systems, Inc. (a)	13,254	$1,568,478
Intuit, Inc.	13,535	1,697,830
Microsoft Corp.	60,755	3,887,105

		$7,153,413

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 6.7%
Apple, Inc.	44,315	$6,070,712
NCR Corp. (a)	23,337	1,121,810
NetApp, Inc.	17,447	729,808

		$7,922,330
Construction - 1.3%
Lennox International, Inc.	3,355	$552,300
Owens Corning	10,444	610,870
Sherwin-Williams Co.	1,080	333,223

		$1,496,393
Consumer Products - 1.1%
Estee Lauder Cos., Inc., “A”	16,368	$1,356,089

Consumer Services - 1.7%
Priceline Group, Inc. (a)	1,164	$2,006,889

Containers - 0.7%
Berry Plastics Group, Inc. (a)	15,200	$765,016

Electronics - 2.3%
NVIDIA Corp.	15,925	$1,616,069
Texas Instruments, Inc.	15,042	1,152,518

		$2,768,587
Energy - Independent - 0.2%
Parsley Energy, Inc., “A” (a)	8,562	$260,199

Entertainment - 0.2%
Netflix, Inc. (a)	1,548	$220,017

Food & Beverages - 3.9%
Archer Daniels Midland Co.	23,485	$1,103,090
Coca-Cola Co.	1,447	60,716
J.M. Smucker Co.	8,484	1,202,437
Mondelez International, Inc.	10,722	470,910
PepsiCo, Inc.	5,666	625,413
Tyson Foods, Inc., “A”	19,263	1,205,093

		$4,667,659
Food & Drug Stores - 0.1%
CVS Health Corp.	927	$74,698

Gaming & Lodging - 1.8%
Carnival Corp.	15,694	$878,079
International Game Technology PLC	18,171	490,617
Marriott International, Inc., “A”	8,786	764,294

		$2,132,990
General Merchandise - 1.1%
Costco Wholesale Corp.	3,381	$599,046
Dollar Tree, Inc. (a)	9,167	702,926

		$1,301,972

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.5%
UnitedHealth Group, Inc.	10,495	$1,735,663
WellCare Health Plans, Inc. (a)	449	63,399

		$1,799,062
Insurance - 1.6%
MetLife, Inc.	18,215	$955,195
Prudential Financial, Inc.	8,453	934,395

		$1,889,590
Internet - 7.1%
Alphabet, Inc., “A” (a)	2,195	$1,854,621
Alphabet, Inc., “C” (a)	2,772	2,281,938
Facebook, Inc., “A” (a)	31,138	4,220,445

		$8,357,004
Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	21,160	$1,830,340

Machinery & Tools - 1.8%
Roper Technologies, Inc.	3,885	$812,742
United Rentals, Inc. (a)	10,649	1,363,391

		$2,176,133
Major Banks - 1.9%
Bank of America Corp.	63,508	$1,567,377
Morgan Stanley	15,944	728,162

		$2,295,539
Medical & Health Technology & Services - 2.8%
Express Scripts Holding Co. (a)	15,578	$1,100,586
HCA Holdings, Inc. (a)	16,405	1,431,172
McKesson Corp.	5,362	804,997

		$3,336,755
Medical Equipment - 4.5%
Edwards Lifesciences Corp. (a)	15,101	$1,420,098
Hologic, Inc. (a)	18,602	754,869
Medtronic PLC	12,349	999,158
Stryker Corp.	5,775	742,434
Thermo Fisher Scientific, Inc.	9,279	1,463,113

		$5,379,672
Network & Telecom - 1.0%
Cisco Systems, Inc.	35,419	$1,210,621

Other Banks & Diversified Financials - 1.8%
Discover Financial Services	17,847	$1,269,636
Visa, Inc., “A”	10,233	899,890

		$2,169,526
Pharmaceuticals - 3.1%
Eli Lilly & Co.	26,483	$2,193,057
Merck & Co., Inc.	22,104	1,455,990

		$3,649,047
Railroad & Shipping - 0.8%
Union Pacific Corp.	9,049	$976,749

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 1.9%
Alexandria Real Estate Equities, Inc., REIT	5,931	$707,628
Equity Lifestyle Properties, Inc., REIT	6,412	510,523
Simon Property Group, Inc., REIT	5,689	1,049,052

		$2,267,203
Restaurants - 3.0%
Brinker International, Inc.	21,542	$909,934
Domino’s Pizza, Inc.	8,992	1,706,772
Starbucks Corp.	15,865	902,243

		$3,518,949
Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	8,511	$1,195,540
Univar, Inc. (a)	19,703	634,437

		$1,829,977
Specialty Stores - 9.2%
Amazon.com, Inc. (a)	4,435	$3,747,752
AutoZone, Inc. (a)	2,311	1,702,167
Best Buy Co., Inc.	25,392	1,120,549
Dick’s Sporting Goods, Inc.	12,589	616,232
Home Depot, Inc.	4,776	692,090
Lululemon Athletica, Inc. (a)	19,236	1,255,341
Michael Kors Holdings Ltd. (a)	16,216	591,884
Ross Stores, Inc.	7,601	521,277
Urban Outfitters, Inc. (a)	23,740	617,952

		$10,865,244
Telephone Services - 0.9%
Verizon Communications, Inc.	20,735	$1,029,078

Tobacco - 2.5%
Altria Group, Inc.	23,765	$1,780,474
Philip Morris International, Inc.	10,392	1,136,365

		$2,916,839
Trucking - 0.3%
FedEx Corp.	1,845	$356,048

Utilities - Electric Power - 0.4%
AES Corp.	42,282	$487,089
Total Common Stocks		$117,396,551

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.64% (v)	978,601	$978,601
Total Investments		$118,375,152

Other Assets, Less Liabilities - 0.2%		212,651
Net Assets - 100.0%		$118,587,803

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$117,396,551	$—	$—	$117,396,551
Mutual Funds	978,601	—	—	978,601
Total Investments	$118,375,152	$—	$—	$118,375,152

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,518,122
Gross unrealized appreciation	11,665,044
Gross unrealized depreciation	(1,808,014)
Net unrealized appreciation (depreciation)	$9,857,030

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	150,503	14,393,289	(13,565,191)	978,601

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,043	$978,601

6

QUARTERLY REPORT

February 28, 2017

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.3%
Aerospace - 0.7%
AAR Corp.	1,183	$40,716
CACI International, Inc., “A” (a)	194	24,328
Triumph Group, Inc.	10,377	288,481

		$353,525
Airlines - 1.9%
Copa Holdings S.A., “A”	5,069	$539,798
Hawaiian Holdings, Inc. (a)	4,349	211,579
SkyWest, Inc.	5,679	199,617

		$950,994
Automotive - 0.1%
Cooper Tire & Rubber Co.	1,124	$45,466

Biotechnology - 4.2%
Acorda Therapeutics, Inc. (a)	13,156	$347,976
AMAG Pharmaceuticals, Inc. (a)	21,811	489,657
Exact Sciences Corp. (a)	22,775	490,118
MiMedx Group, Inc. (a)	64,218	550,348
Natera, Inc. (a)	5,213	49,836
Vanda Pharmaceuticals, Inc. (a)	14,604	208,107

		$2,136,042
Brokerage & Asset Managers - 0.4%
KCG Holdings, Inc., “A” (a)	4,167	$57,713
Legg Mason, Inc.	2,107	79,476
Moelis & Co., “A”	930	34,224
OM Asset Management PLC	1,690	25,198

		$196,611
Business Services - 3.8%
Forrester Research, Inc.	14,296	$521,804
RE/MAX Holdings, Inc., “A”	13,469	774,468
Travelport Worldwide Ltd.	46,800	594,360
WEX, Inc. (a)	641	71,298

		$1,961,930
Chemicals - 0.3%
Huntsman Corp.	7,240	$163,624

Computer Software - 5.0%
2U, Inc. (a)	10,272	$375,442
Aspen Technology, Inc. (a)	8,822	512,911
Cornerstone OnDemand, Inc. (a)	6,256	261,313
Gigamon, Inc. (a)	2,727	92,854
Manhattan Associates, Inc. (a)	9,495	476,174
Paylocity Holding Corp. (a)	14,296	504,077
SecureWorks Corp. (a)	30,719	320,706

		$2,543,477
Computer Software - Systems - 5.5%
Barracuda Networks, Inc. (a)	16,774	$396,873
Carbonite, Inc. (a)	15,692	305,209
EPAM Systems, Inc. (a)	7,378	543,242

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
NCR Corp. (a)	19,725	$948,181
Rapid7, Inc. (a)	9,920	150,288
Varonis Systems, Inc. (a)	10,022	274,603
Wageworks, Inc. (a)	2,313	178,101

		$2,796,497
Construction - 0.9%
GMS, Inc. (a)	2,776	$83,502
Patrick Industries, Inc. (a)	968	77,295
Pool Corp.	2,578	295,722

		$456,519
Consumer Services - 0.7%
Carriage Services, Inc.	1,095	$28,218
ServiceMaster Global Holdings, Inc. (a)	8,703	346,640

		$374,858
Electrical Equipment - 1.9%
American Outdoor Brands Corp. (a)	11,228	$218,272
Energy Recovery, Inc. (a)	2,092	17,594
TriMas Corp. (a)	28,946	638,259
WESCO International, Inc. (a)	1,383	96,119

		$970,244
Electronics - 3.1%
Amkor Technology, Inc. (a)	20,054	$196,930
Benchmark Electronics, Inc. (a)	8,887	276,386
Diodes, Inc. (a)	3,949	94,263
Inphi Corp. (a)	2,029	95,241
Jabil Circuit, Inc.	13,491	344,155
Sanmina Corp. (a)	13,089	510,471
Vishay Intertechnology, Inc.	5,937	94,101

		$1,611,547
Energy - Independent - 3.1%
Delek U.S. Holdings, Inc.	12,733	$306,483
PBF Energy, Inc., “A”	8,478	207,626
PDC Energy, Inc. (a)	7,263	490,906
Rice Energy, Inc. (a)	22,292	415,746
Westmoreland Coal Co. (a)	10,613	153,252

		$1,574,013
Engineering - Construction - 1.5%
Chicago Bridge & Iron Co. N.V.	7,465	$250,600
KBR, Inc.	34,884	525,004

		$775,604
Entertainment - 0.4%
Ascent Capital Group, Inc., “A” (a)	12,302	$197,447

Food & Beverages - 2.7%
Darling Ingredients, Inc. (a)	29,253	$380,582
Dean Foods Co.	20,443	372,880
Snyders-Lance, Inc.	8,077	319,688
SpartanNash Co.	8,396	293,020

		$1,366,170

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 0.1%
Domtar Corp.	2,034	$77,475

Gaming & Lodging - 0.6%
Intrawest Resorts Holdings, Inc. (a)	13,980	$329,369

Health Maintenance Organizations - 1.1%
Magellan Health Services, Inc. (a)	3,810	$263,462
Molina Healthcare, Inc. (a)	5,750	278,933

		$542,395
Insurance - 4.7%
Ambac Financial Group, Inc. (a)	12,826	$283,455
American Equity Investment Life Holding Co.	18,375	494,471
Hanover Insurance Group, Inc.	567	51,041
HCI Group, Inc.	6,704	330,507
Heritage Insurance Holdings, Inc.	9,978	147,275
Maiden Holdings Ltd.	2,211	34,160
Safety Insurance Group, Inc.	3,950	280,450
Third Point Reinsurance Ltd. (a)	13,846	171,690
Universal Insurance Holdings, Inc.	10,787	290,710
Validus Holdings Ltd.	5,124	295,450

		$2,379,209
Internet - 2.2%
Blucora, Inc. (a)	17,447	$272,173
LogMeIn, Inc.	6,794	623,350
Rubicon Project, Inc. (a)	5,333	46,610
Shutterfly, Inc. (a)	1,692	76,783
Web.Com Group, Inc. (a)	5,078	97,752

		$1,116,668
Machinery & Tools - 7.7%
Allison Transmission Holdings, Inc.	12,307	$442,806
Colfax Corp. (a)	4,020	152,961
Columbus McKinnon Corp.	14,472	373,522
Greenbrier Cos., Inc.	6,127	257,640
Herman Miller, Inc.	1,832	54,594
IPG Photonics Corp. (a)	5,569	658,813
Park-Ohio Holdings Corp.	6,702	299,244
Regal Beloit Corp.	2,638	196,399
SPX Corp. (a)	30,850	813,823
SPX FLOW, Inc. (a)	16,305	554,370
Steelcase, Inc., “A”	6,466	103,456

		$3,907,628
Medical & Health Technology & Services - 0.2%
Premier, Inc., “A” (a)	3,843	$120,785

Medical Equipment - 5.8%
Accuray, Inc. (a)	43,645	$224,772
AtriCure, Inc. (a)	7,538	137,569
Biotelemetry, Inc. (a)	13,331	339,274
CONMED Corp.	13,168	548,052
NxStage Medical, Inc. (a)	24,682	704,918
OraSure Technologies, Inc. (a)	88,125	987,881

		$2,942,466

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.8%
Olympic Steel, Inc.	12,333	$298,212
Ryerson Holding Corp. (a)	11,576	125,600

		$423,812
Natural Gas - Distribution - 0.1%
Southwest Gas Holdings, Inc.	433	$37,034

Oil Services - 0.9%
Exterran Holdings, Inc. (a)	8,707	$265,041
Forum Energy Technologies, Inc. (a)	1,047	22,720
Keane Group, Inc. (a)	4,290	75,161
NOW, Inc. (a)	1,097	20,997
Superior Energy Services, Inc. (a)	5,050	83,325

		$467,244
Other Banks & Diversified Financials - 12.5%
Altisource Portfolio Solutions S.A. (a)(l)	9,603	$230,760
BancorpSouth, Inc.	14,442	447,702
Berkshire Hills Bancorp, Inc.	4,326	152,924
Cathay General Bancorp, Inc.	11,937	468,885
East West Bancorp, Inc.	15,832	856,828
Enova International, Inc. (a)	20,700	297,045
First Interstate BancSystem, Inc.	15,668	687,042
Glacier Bancorp, Inc.	1,853	68,413
Lakeland Financial Corp.	887	40,261
Legacytextas Financial Group, Inc.	12,434	529,564
Meta Financial Group, Inc.	2,966	253,890
Nelnet, Inc., “A”	2,740	122,725
OFG Bancorp	10,060	129,774
PacWest Bancorp	5,520	304,152
Popular, Inc.	7,247	319,303
Regional Management Corp. (a)	13,739	288,382
Western Alliance Bancorp. (a)	7,401	382,188
Wintrust Financial Corp.	9,650	711,205
World Acceptance Corp. (a)	1,919	100,632

		$6,391,675
Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals, Inc. (a)	18,267	$282,590
Catalent, Inc. (a)	3,498	100,393
Impax Laboratories, Inc. (a)	4,620	65,835
Sucampo Pharmaceuticals, Inc. (a)	2,727	32,042
TherapeuticsMD, Inc. (a)(l)	50,845	319,307

		$800,167
Printing & Publishing - 1.1%
LSC Communications, Inc.	1,665	$47,319
New Media Investment Group, Inc.	11,941	184,250
Quad/Graphics, Inc.	10,429	283,147
Time, Inc.	1,819	31,923

		$546,639
Real Estate - 8.1%
Ashford Hospitality Trust, REIT	33,636	$220,989
Corporate Office Properties Trust, REIT	3,822	130,292

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Equity Commonwealth, REIT (a)	3,465	$108,316
Gaming and Leisure Properties, Inc., REIT	1,242	39,744
Gramercy Property Trust, REIT	24,359	681,078
Hospitality Properties Trust, REIT	7,662	243,498
Life Storage, Inc., REIT	840	74,449
Medical Properties Trust, Inc., REIT	44,069	591,406
Mid-America Apartment Communities, Inc., REIT	5,086	522,485
Ryman Hospitality Properties, Inc., REIT	567	36,554
STAG Industrial, Inc., REIT	5,194	134,161
Store Capital Corp., REIT	20,787	517,804
Tanger Factory Outlet Centers, Inc., REIT	5,547	187,877
Washington Prime Group, Inc., REIT	68,202	632,233

		$4,120,886
Restaurants - 3.1%
BJ’s Restaurants, Inc. (a)	2,518	$91,529
Brinker International, Inc.	11,944	504,515
Carrols Restaurant Group, Inc. (a)	17,026	269,011
Panera Bread Co., “A” (a)	2,332	538,226
Wingstop, Inc.	7,481	196,750

		$1,600,031
Specialty Chemicals - 4.0%
A. Schulman, Inc.	14,556	$491,265
Pacific Ethanol, Inc. (a)	11,308	88,768
Trinseo S.A.	7,179	496,428
Univar, Inc. (a)	29,619	953,732

		$2,030,193
Specialty Stores - 2.7%
Citi Trends, Inc.	17,615	$293,642
Express, Inc. (a)	20,520	230,645
Sally Beauty Holdings, Inc. (a)	3,560	77,857
Urban Outfitters, Inc. (a)	17,699	460,705
Zumiez, Inc. (a)	15,434	314,854

		$1,377,703
Telecommunications - Wireless - 0.2%
Telephone and Data Systems, Inc.	3,039	$82,144

Telephone Services - 0.4%
Windstream Holdings, Inc. (l)	28,488	$212,805

Trucking - 0.5%
Hub Group, Inc., “A” (a)	2,791	$140,946
Marten Transport Ltd.	5,020	123,241

		$264,187
Utilities - Electric Power - 2.7%
Dynegy, Inc. (a)	37,992	$305,456
NRG Energy, Inc.	49,567	820,830
Spark Energy, Inc., “A” (l)	9,377	253,179

		$1,379,465
Total Common Stocks		$49,624,548

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.64% (v)	850,805	$850,805

Collateral for Securities Loaned - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50% (j)	596,519	$596,519
Total Investments		$51,071,872

Other Assets, Less Liabilities - (0.2)%		(85,297)
Net Assets - 100.0%		$50,986,575

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$49,624,548	$—	$—	$49,624,548
Mutual Funds	1,447,324	—	—	1,447,324
Total Investments	$51,071,872	$—	$—	$51,071,872

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Securities Lending Collateral

At February 28, 2017, the value of securities loaned was $578,810. These loans were collateralized by cash of $596,519 and U.S. Treasury Obligations of $2,436.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,093,538
Gross unrealized appreciation	6,259,371
Gross unrealized depreciation	(2,281,037)
Net unrealized appreciation (depreciation)	$3,978,334

7

Supplemental Information (unaudited) – continued

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	152,940	11,664,237	(10,966,372)	850,805

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10)	$—	$1,826	$850,805

8

QUARTERLY REPORT

February 28, 2017

MFS® BLENDED RESEARCH® VALUE EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.0%
Aerospace - 2.4%
Northrop Grumman Corp.	5,142	$1,270,537
Textron, Inc.	8,019	379,299
United Technologies Corp.	10,491	1,180,762

		$2,830,598
Airlines - 0.8%
Copa Holdings S.A., “A”	9,212	$980,986

Alcoholic Beverages - 0.6%
Constellation Brands, Inc., “A”	4,163	$661,126

Apparel Manufacturers - 0.4%
PVH Corp.	5,642	$516,807

Automotive - 0.7%
Lear Corp.	5,716	$811,615

Biotechnology - 0.6%
Celgene Corp. (a)	5,304	$655,097

Brokerage & Asset Managers - 0.2%
Navient Corp.	16,071	$247,654

Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	16,679	$988,564
Global Payments, Inc.	10,927	870,773
Realogy Holdings Corp.	27,776	769,395

		$2,628,732
Cable TV - 1.2%
Comcast Corp., “A”	37,216	$1,392,623

Chemicals - 1.1%
LyondellBasell Industries N.V., “A”	14,616	$1,333,564

Computer Software - Systems - 1.4%
Hewlett Packard Enterprise	71,322	$1,627,568

Construction - 1.2%
Owens Corning	23,107	$1,351,528

Consumer Products - 2.3%
Coty, Inc., “A”	43,259	$812,404
Procter & Gamble Co.	20,174	1,837,246

		$2,649,650
Consumer Services - 1.2%
Priceline Group, Inc. (a)	843	$1,453,442

Containers - 0.9%
Graphic Packaging Holding Co.	77,880	$1,039,698

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.6%
General Electric Co.	41,693	$1,242,868
W.W. Grainger, Inc.	2,273	563,613

		$1,806,481
Electronics - 2.1%
Applied Materials, Inc.	11,318	$409,938
Broadcom Corp.	2,809	592,502
Intel Corp.	41,100	1,487,820

		$2,490,260
Energy - Independent - 7.2%
Anadarko Petroleum Corp.	25,000	$1,616,250
EOG Resources, Inc.	10,352	1,004,040
Hess Corp.	7,885	405,604
Noble Energy, Inc.	28,825	1,049,518
Occidental Petroleum Corp.	18,553	1,216,149
Phillips 66	6,474	506,202
Range Resources Corp.	9,788	270,345
Rice Energy, Inc. (a)	65,595	1,223,347
Valero Energy Corp.	15,226	1,034,607

		$8,326,062
Energy - Integrated - 2.6%
Chevron Corp.	6,292	$707,850
Exxon Mobil Corp.	28,114	2,286,230

		$2,994,080
Food & Beverages - 3.6%
Archer Daniels Midland Co.	35,355	$1,660,624
Bunge Ltd.	11,955	978,517
J.M. Smucker Co.	10,921	1,547,833

		$4,186,974
General Merchandise - 0.7%
Target Corp.	13,017	$765,009

Insurance - 7.7%
American International Group, Inc.	11,679	$746,522
Berkshire Hathaway, Inc., “B” (a)	9,277	1,590,263
Chubb Ltd.	13,069	1,805,744
MetLife, Inc.	37,414	1,961,990
Prudential Financial, Inc.	14,822	1,638,424
Validus Holdings Ltd.	21,060	1,214,320

		$8,957,263
Leisure & Toys - 1.2%
Electronic Arts, Inc. (a)	16,556	$1,432,094

Machinery & Tools - 1.7%
IPG Photonics Corp. (a)	5,380	$636,454
Regal Beloit Corp.	4,399	327,506
United Rentals, Inc. (a)	8,290	1,061,369

		$2,025,329

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 14.2%
Bank of America Corp.	174,397	$4,304,118
Goldman Sachs Group, Inc.	8,401	2,083,952
JPMorgan Chase & Co.	48,981	4,438,658
Morgan Stanley	27,795	1,269,398
PNC Financial Services Group, Inc.	16,308	2,074,867
Wells Fargo & Co.	38,943	2,254,021

		$16,425,014
Medical & Health Technology & Services - 1.0%
HCA Holdings, Inc. (a)	13,058	$1,139,180

Medical Equipment - 4.2%
Abbott Laboratories	33,865	$1,526,634
Medtronic PLC	3,518	284,641
Stryker Corp.	9,506	1,222,091
Thermo Fisher Scientific, Inc.	11,908	1,877,653

		$4,911,019
Natural Gas - Distribution - 0.5%
Sempra Energy	5,581	$615,528

Network & Telecom - 2.8%
Cisco Systems, Inc.	93,782	$3,205,469

Oil Services - 1.7%
Halliburton Co.	33,697	$1,801,442
Schlumberger Ltd.	2,239	179,926

		$1,981,368
Other Banks & Diversified Financials - 3.6%
Citigroup, Inc.	28,550	$1,707,576
Discover Financial Services	24,764	1,761,711
SunTrust Banks, Inc.	12,281	730,597

		$4,199,884
Pharmaceuticals - 5.6%
Eli Lilly & Co.	16,330	$1,352,287
Johnson & Johnson	12,681	1,549,744
Merck & Co., Inc.	43,779	2,883,723
Pfizer, Inc.	20,298	692,568

		$6,478,322
Pollution Control - 0.5%
Waste Management, Inc.	8,661	$635,025

Railroad & Shipping - 1.4%
Union Pacific Corp.	14,658	$1,582,185

Real Estate - 4.0%
American Homes 4 Rent, “A”, REIT	15,304	$363,776
Medical Properties Trust, Inc., REIT	110,316	1,480,441
Mid-America Apartment Communities, Inc., REIT	11,690	1,200,914
Store Capital Corp., REIT	33,592	836,777
Washington Prime Group, Inc., REIT	77,745	720,696

		$4,602,604

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.6%
Aramark	18,656	$666,765

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	4,159	$584,215

Specialty Stores - 2.1%
AutoZone, Inc. (a)	781	$575,246
Best Buy Co., Inc.	27,886	1,230,609
Urban Outfitters, Inc. (a)	23,663	615,948

		$2,421,803
Telecommunications - Wireless - 0.5%
Sprint Corp. (a)	68,261	$601,379

Telephone Services - 2.5%
AT&T, Inc.	34,847	$1,456,256
Verizon Communications, Inc.	29,275	1,452,918

		$2,909,174
Tobacco - 1.6%
Altria Group, Inc.	13,452	$1,007,824
Philip Morris International, Inc.	7,367	805,581

		$1,813,405
Utilities - Electric Power - 6.0%
Ameren Corp.	12,559	$686,852
American Electric Power Co., Inc.	10,625	711,556
DTE Energy Co.	12,519	1,269,176
Exelon Corp.	50,274	1,845,559
FirstEnergy Corp.	24,303	788,146
PPL Corp.	43,913	1,619,511

		$6,920,800
Total Common Stocks		$114,857,379

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.64% (v)	567,020	$567,020
Total Investments		$115,424,399

Other Assets, Less Liabilities - 0.5%		578,969
Net Assets - 100.0%		$116,003,368

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$114,857,379	$—	$—	$114,857,379
Mutual Funds	567,020	—	—	567,020
Total Investments	$115,424,399	$—	$—	$115,424,399

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$105,143,660
Gross unrealized appreciation	12,660,179
Gross unrealized depreciation	(2,379,440)
Net unrealized appreciation (depreciation)	$10,280,739

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,263	14,617,768	(14,193,011)	567,020

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(20)	$—	$3,286	$567,020

6

QUARTERLY REPORT

February 28, 2017

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Aerospace - 2.1%
Orbital ATK, Inc.	4,347	$401,750
Spirit AeroSystems Holdings, Inc., “A”	18,105	1,115,449
Textron, Inc.	50,969	2,410,834

		$3,928,033
Airlines - 2.5%
Alaska Air Group, Inc.	6,195	$605,995
Copa Holdings S.A., “A”	14,347	1,527,811
Southwest Airlines Co.	20,403	1,179,293
United Continental Holdings, Inc. (a)	17,135	1,269,532

		$4,582,631
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	6,126	$972,870

Apparel Manufacturers - 1.1%
PVH Corp.	23,040	$2,110,464

Automotive - 1.1%
Goodyear Tire & Rubber Co.	57,407	$2,012,115

Biotechnology - 0.1%
Illumina, Inc. (a)	583	$97,594

Brokerage & Asset Managers - 1.2%
Lazard Ltd.	24,301	$1,046,401
Navient Corp.	70,291	1,083,184

		$2,129,585
Business Services - 4.2%
Fidelity National Information Services, Inc.	30,953	$2,546,503
FleetCor Technologies, Inc. (a)	17,479	2,971,430
Global Payments, Inc.	8,383	668,041
Realogy Holdings Corp.	11,325	313,703
Total System Services, Inc.	21,332	1,162,167

		$7,661,844
Chemicals - 0.7%
Huntsman Corp.	58,558	$1,323,411

Computer Software - 2.8%
Akamai Technologies, Inc. (a)	40,113	$2,511,074
Intuit, Inc.	21,257	2,666,478

		$5,177,552
Computer Software - Systems - 3.2%
NCR Corp.	55,351	$2,660,723
NetApp, Inc.	34,216	1,431,255
Vantiv, Inc., “A” (a)	27,103	1,771,994

		$5,863,972
Conglomerates - 0.6%
Leucadia National Corp.	39,641	$1,055,243

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.5%
Owens Corning	43,907	$2,568,120
Sherwin-Williams Co.	387	119,405

		$2,687,525
Consumer Products - 0.5%
Nu Skin Enterprises, Inc., “A”	19,589	$970,439

Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	4,676	$287,013

Containers - 1.3%
Berry Plastics Group, Inc. (a)	15,106	$760,285
Graphic Packaging Holding Co.	85,720	1,144,362
Owens-Illinois, Inc. (a)	28,299	560,320

		$2,464,967
Electrical Equipment - 0.0%
AMETEK, Inc.	1,629	$87,917

Electronics - 2.2%
Analog Devices, Inc.	1,551	$127,073
NVIDIA Corp.	37,841	3,840,105

		$3,967,178
Energy - Independent - 4.6%
Antero Resources Corp. (a)	68,422	$1,640,760
Concho Resources, Inc. (a)	2,062	273,112
Energen Corp. (a)	27,159	1,425,848
PDC Energy, Inc. (a)	24,568	1,660,551
Range Resources Corp.	49,465	1,366,223
Rice Energy, Inc. (a)	112,944	2,106,406

		$8,472,900
Engineering - Construction - 1.7%
KBR, Inc.	107,098	$1,611,825
Quanta Services, Inc.	39,409	1,470,744

		$3,082,569
Food & Beverages - 4.1%
Bunge Ltd.	24,219	$1,982,325
J.M. Smucker Co.	13,268	1,880,474
Pilgrim’s Pride Corp.	31,961	651,365
Seaboard Corp.	236	857,258
Tyson Foods, Inc., “A”	35,927	2,247,593

		$7,619,015
Gaming & Lodging - 2.4%
International Game Technology PLC	46,546	$1,256,742
Marriott International, Inc., “A”	10,990	956,020
MGM Mirage	44,946	1,181,630
Vail Resorts, Inc.	5,664	1,026,204

		$4,420,596

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.0%
Molina Healthcare, Inc. (a)	16,134	$782,660
WellCare Health Plans, Inc. (a)	7,476	1,055,611

		$1,838,271
Insurance - 6.4%
Ameriprise Financial, Inc.	13,377	$1,759,076
First American Financial Corp.	26,545	1,037,113
Hartford Financial Services Group, Inc.	56,924	2,783,014
Lincoln National Corp.	17,655	1,238,675
Principal Financial Group, Inc.	26,221	1,639,861
Unum Group	31,186	1,522,812
Validus Holdings Ltd.	20,171	1,163,060
XL Group Ltd.	17,511	709,020

		$11,852,631
Internet - 1.1%
LogMeIn, Inc.	22,168	$2,033,914

Leisure & Toys - 3.0%
Electronic Arts, Inc. (a)	38,788	$3,355,163
Take-Two Interactive Software, Inc. (a)	31,177	1,776,465
Thor Industries, Inc.	2,738	303,425

		$5,435,053
Machinery & Tools - 5.3%
Allison Transmission Holdings, Inc.	50,036	$1,800,295
Cummins, Inc.	8,675	1,288,151
Ingersoll-Rand Co. Ltd., “A”	4,196	332,995
Regal Beloit Corp.	36,616	2,726,061
Trinity Industries, Inc.	36,300	974,292
United Rentals, Inc. (a)	20,223	2,589,151

		$9,710,945
Medical & Health Technology & Services - 0.9%
AmerisourceBergen Corp.	4,381	$400,905
Universal Health Services, Inc.	9,409	1,181,770

		$1,582,675
Medical Equipment - 6.4%
Dentsply Sirona, Inc.	17,174	$1,090,892
Edwards Lifesciences Corp.	25,908	2,436,388
Hologic, Inc. (a)	56,708	2,301,211
PerkinElmer, Inc.	38,556	2,092,049
Steris PLC	25,910	1,817,068
Zimmer Biomet Holdings, Inc.	16,778	1,964,368

		$11,701,976
Metals & Mining - 0.5%
United States Steel Corp.	22,556	$873,368

Natural Gas - Distribution - 0.6%
Sempra Energy	10,876	$1,199,514

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 1.9%
Juniper Networks, Inc.	46,387	$1,298,836
Motorola Solutions, Inc.	28,546	2,254,278

		$3,553,114
Oil Services - 0.6%
NOW, Inc. (a)	58,631	$1,122,197

Other Banks & Diversified Financials - 4.2%
East West Bancorp, Inc.	63,070	$3,413,348
Fifth Third Bancorp	82,441	2,262,181
Synchrony Financial	56,258	2,038,790

		$7,714,319
Pharmaceuticals - 0.1%
Horizon Pharma PLC (a)	10,141	$162,763

Real Estate - 8.4%
AvalonBay Communities, Inc., REIT	13,188	$2,423,691
Equity Lifestyle Properties, Inc., REIT	29,634	2,359,459
Gramercy Property Trust, REIT	83,498	2,334,604
Medical Properties Trust, Inc., REIT	147,805	1,983,543
Mid-America Apartment Communities, Inc., REIT	22,342	2,295,194
Store Capital Corp., REIT	77,189	1,922,778
Washington Prime Group, Inc., REIT	232,061	2,151,205

		$15,470,474
Restaurants - 3.0%
Aramark	50,268	$1,796,578
Domino’s Pizza, Inc.	15,592	2,959,519
Papa John’s International, Inc.	10,543	832,054

		$5,588,151
Specialty Chemicals - 2.8%
PolyOne Corp.	53,761	$1,810,670
Trinseo S.A.	7,772	537,434
Univar, Inc. (a)	85,458	2,751,749

		$5,099,853
Specialty Stores - 6.1%
AutoZone, Inc.	3,257	$2,398,943
Best Buy Co., Inc.	48,020	2,119,123
Dick’s Sporting Goods, Inc.	9,717	475,647
Lululemon Athletica, Inc. (a)	19,302	1,259,649
O’Reilly Automotive, Inc. (a)	1,242	337,464
Ross Stores, Inc.	43,037	2,951,477
Urban Outfitters, Inc. (a)	63,844	1,661,859

		$11,204,162
Telecommunications - Wireless - 0.2%
SBA Communications Corp., REIT (a)	3,371	$390,261

Telephone Services - 1.0%
CenturyLink, Inc.	72,301	$1,754,022

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.2%
Swift Transportation Co. (a)	18,925	$411,051

Utilities - Electric Power - 6.2%
DTE Energy Co.	6,531	$662,113
FirstEnergy Corp.	84,169	2,729,602
PPL Corp.	73,309	2,703,636
Public Service Enterprise Group, Inc.	53,915	2,479,012
Xcel Energy, Inc.	62,747	2,742,671

		$11,317,034
Total Common Stocks		$180,991,181

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.64% (v)	2,859,512	$2,859,512
Total Investments		$183,850,693

Other Assets, Less Liabilities - (0.0)%		(39,150)
Net Assets - 100.0%		$183,811,543

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$180,991,181	$—	$—	$180,991,181
Mutual Funds	2,859,512	—	—	2,859,512
Total Investments	$183,850,693	$—	$—	$183,850,693

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$172,600,145
Gross unrealized appreciation	17,982,186
Gross unrealized depreciation	(6,731,638)
Net unrealized appreciation (depreciation)	$11,250,548

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	24,852,693	(21,993,181)	2,859,512

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(19)	$—	$5,209	$2,859,512

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.